THE ADVISORS’ INNER CIRCLE FUND III

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SEPTEMBER 30, 2025

(Unaudited)

CONSOLIDATED SCHEDULE OF INVESTMENTS
(Percentages are based on Net Assets of $1,711,754 (000))
MORTGAGE-BACKED SECURITIES — 151.6%
	Face Amount (000)		Fair Value (000)
CAYMAN ISLANDS — 1.3%
ACREC Trust, Ser 2021-FL1, Cl E
Callable 10/16/25 @ $100.000
7.250%, TSFR1M + 3.114%, 10/16/36(A)(B)		$1,030	$1,019
Arbor Realty Commercial Real Estate Notes, Ser 2022-FL1, Cl D
Callable 10/15/25 @ $100.000
7.372%, SOFR30A + 3.000%, 01/15/37(A)(B)		1,580	1,580
AREIT Trust, Ser 2022-CRE6, Cl D
Callable 02/15/26 @ $100.000
7.237%, SOFR30A + 2.850%, 01/20/37(A)(B)		270	270
BRSP, Ser 2024-FL2, Cl D
Callable 08/19/26 @ $100.000
8.975%, TSFR1M + 4.841%, 08/19/37(A)(B)		2,000	1,986
MF1, Ser 2022-FL8, Cl A
Callable 10/17/25 @ $100.000
5.484%, TSFR1M + 1.350%, 02/19/37(A)(B)		7,188	7,188
PFP, Ser 2025-12, Cl A
Callable 12/18/27 @ $100.000
5.625%, TSFR1M + 1.489%, 12/18/42(A)(B)		10,000	9,982

			22,025

IRELAND — 0.4%
Hera Financing DAC, Ser 2024-1A, Cl A
5.887%, SONIA/N + 1.900%, 11/17/34(A)(B)	GBP	4,995	6,728

UNITED STATES — 149.9%
245 Park Avenue Trust, Ser 2017-245P, Cl E
3.779%, 06/05/37(A)(B)		$1,960	1,861
A&D Mortgage Trust, Ser 2024-NQM1, Cl B1
Callable 01/25/27 @ $100.000
8.487%, 02/25/69(A)(B)		4,000	4,068
A&D Mortgage Trust, Ser 2024-NQM2, Cl B1
Callable 04/25/27 @ $100.000
8.379%, 04/25/69(A)(B)		1,807	1,840
ACREC Trust, Ser 2025-FL3, Cl A
Callable 01/18/27 @ $100.000
5.446%, TSFR1M + 1.310%, 08/18/42(A)(B)		5,000	5,000

THE ADVISORS’ INNER CIRCLE FUND III

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SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
ADMT, Ser 2024-NQM6, Cl B1A
Callable 12/25/27 @ $100.000
7.285%, 01/25/70(A)(B)	$1,918	$1,956
ADMT, Ser 2024-NQM6, Cl B1B
Callable 12/25/27 @ $100.000
7.285%, 01/25/70(A)(B)	400	401
ADMT, Ser 2024-NQM6, Cl B2
Callable 12/25/27 @ $100.000
7.285%, 01/25/70(A)(B)	410	389
Angel Oak Mortgage Trust, Ser 2025-8, Cl B1
Callable 07/25/28 @ $100.000
6.985%, 07/25/70(A)(B)	1,205	1,196
Arbor Realty Commercial Real Estate Notes, Ser 2025-FL1, Cl E
Callable 01/20/28 @ $100.000
8.077%, TSFR1M + 3.942%, 01/20/43(A)(B)	3,420	3,418
BDS, Ser 2024-FL13, Cl A
Callable 08/19/28 @ $100.000
5.710%, TSFR1M + 1.576%, 09/19/39(A)(B)	8,000	8,018
BRAVO Residential Funding Trust, Ser 2024-NQM1, Cl B2
Callable 01/25/27 @ $100.000
8.107%, 12/01/63(A)(B)	100	101
BSPRT Issuer, Ser 2024-FL11, Cl A
Callable 09/15/27 @ $100.000
5.788%, TSFR1M + 1.638%, 07/15/39(A)(B)	10,000	10,008
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl E
6.265%, TSFR1M + 2.114%, 09/15/36(A)(B)	6,777	6,764
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl F
6.665%, TSFR1M + 2.514%, 09/15/36(A)(B)	6,942	6,929
BX Commercial Mortgage Trust, Ser 2021-VOLT, Cl G
7.115%, TSFR1M + 2.964%, 09/15/36(A)(B)	1,855	1,827
BX Trust, Ser 2021-ARIA, Cl G
7.407%, TSFR1M + 3.257%, 10/15/36(A)(B)	3,000	2,985
BX Trust, Ser 2024-VLT4, Cl F
8.088%, TSFR1M + 3.938%, 06/15/41(A)(B)	3,750	3,755
BX Trust, Ser 2025-VLT6, Cl D
6.742%, TSFR1M + 2.592%, 03/15/42(A)(B)	1,500	1,498
BX Trust, Ser 2025-VLT6, Cl E
7.341%, TSFR1M + 3.191%, 03/15/42(A)(B)	4,300	4,291

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SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
BX Trust, Ser 2025-VLT7, Cl D
7.400%, TSFR1M + 3.250%, 07/15/44(A)(B)	$5,000	$5,037
BX Trust, Ser 2025-VLT7, Cl E
7.900%, TSFR1M + 3.750%, 07/15/44(A)(B)	7,500	7,533
BXMT, Ser 2025-FL5, Cl A
Callable 03/18/27 @ $100.000
5.775%, TSFR1M + 1.639%, 10/18/42(A)(B)	5,000	4,963
CAFL Issuer, Ser 2021-RTL1, Cl A2
5.104%, 03/28/29(A)(C)	101	101
Cascade Funding Mortgage Trust, Ser 2021-FRR1, Cl CK98
0.000%, 08/29/29(A)(D)	260	183
Chase Home Lending Mortgage Trust, Ser 2024-4, Cl AX1, IO
Callable 03/25/36 @ $100.000
0.164%, 03/25/55(A)(B)	8,608	16
Chase Home Lending Mortgage Trust, Ser 2024-5, Cl AX1, IO
Callable 10/25/37 @ $100.000
0.245%, 04/25/55(A)(B)	12,057	38
CLNY Trust, Ser 2019-IKPR, Cl C
6.264%, TSFR1M + 2.040%, 11/15/38(A)(B)	2,122	2,048
CLNY Trust, Ser 2019-IKPR, Cl D
6.613%, TSFR1M + 2.389%, 11/15/38(A)(B)	450	434
COLT Mortgage Loan Trust, Ser 2025-4, Cl B1
Callable 05/25/28 @ $100.000
7.552%, 04/25/70(A)(B)	920	941
COMM Mortgage Trust, Ser 2014-LC17, Cl E
Callable 10/10/25 @ $100.000
3.114%, 10/10/47(A)	100	94
COMM Mortgage Trust, Ser 2014-UBS6, Cl D
Callable 10/10/28 @ $100.000
4.056%, 12/10/47(A)(B)	1,780	1,664
COMM Mortgage Trust, Ser 2019-521F, Cl B
5.398%, TSFR1M + 1.247%, 06/15/34(A)(B)	510	469
COMM Mortgage Trust, Ser 2019-521F, Cl C
5.598%, TSFR1M + 1.447%, 06/15/34(A)(B)	360	317
COMM Mortgage Trust, Ser 2024-CBM, Cl E
8.192%, 12/10/41(A)(B)	800	794

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
COMM Mortgage Trust, Ser 2024-CBM, Cl F
8.192%, 12/10/41(A)(B)	$2,020	$1,945
COMM Mortgage Trust, Ser 2024-WCL1, Cl D
7.439%, TSFR1M + 3.289%, 06/15/41(A)(B)	1,000	996
CONE Trust, Ser 2024-DFW1, Cl C
6.840%, TSFR1M + 2.690%, 08/15/41(A)(B)	4,500	4,499
Connecticut Avenue Securities Trust, Ser 2025-R04, Cl 1M1
Callable 05/25/30 @ $100.000
5.556%, SOFR30A + 1.200%, 05/25/45(A)(B)	3,433	3,441
Connecticut Avenue Securities Trust, Ser 2025-R05, Cl 2M1
Callable 07/25/30 @ $100.000
5.556%, SOFR30A + 1.200%, 07/25/45(A)(B)	2,876	2,885
Cross Mortgage Trust, Ser 2023-H1, Cl B1
Callable 07/25/26 @ $100.000
8.309%, 03/25/68(A)(B)	5,000	5,034
Cross Mortgage Trust, Ser 2023-H2, Cl B1
Callable 10/25/26 @ $100.000
8.397%, 11/25/68(A)(B)	3,760	3,813
Cross Mortgage Trust, Ser 2024-H1, Cl B1
Callable 01/25/27 @ $100.000
8.722%, 12/25/68(A)(B)	100	102
Cross Mortgage Trust, Ser 2024-H5, Cl B1B
Callable 07/25/27 @ $100.000
8.110%, 08/26/69(A)(B)	4,180	4,229
Cross Mortgage Trust, Ser 2025-H5, Cl B1B
Callable 06/25/28 @ $100.000
7.634%, 07/25/70(A)(B)	2,585	2,590
CSMC Trust, Ser 2021-GATE, Cl C
6.972%, TSFR1M + 2.821%, 12/15/36(A)(B)	300	288
CSMC Trust, Ser 2021-GATE, Cl D
7.822%, TSFR1M + 3.671%, 12/15/36(A)(B)	480	449
DBGS Mortgage Trust, Ser 2018-5BP, Cl A
Callable 10/15/25 @ $100.000
5.043%, TSFR1M + 0.892%, 06/15/33(A)(B)	160	152
DBGS Mortgage Trust, Ser 2018-5BP, Cl B
Callable 10/15/25 @ $100.000
5.228%, TSFR1M + 1.077%, 06/15/33(A)(B)	200	184

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Deephaven Residential Mortgage Trust, Ser 2024-1, Cl A1
Callable 11/25/27 @ $100.000
5.735%, 07/25/69(A)(C)	$3,908	$3,948
EFMT, Ser 2025-INV1, Cl B2
Callable 02/25/28 @ $100.000
7.316%, 03/25/70(A)(B)	100	100
Ellington Financial Mortgage Trust, Ser 2022-3, Cl M1
Callable 10/25/25 @ $100.000
4.977%, 08/25/67(A)(B)	200	184
FHLMC Multifamily Structured Credit Risk, Ser 2021-MN1, Cl B1
Callable 01/25/29 @ $100.000
12.106%, SOFR30A + 7.750%, 01/25/51(A)(B)	130	143
FHLMC Multifamily Structured Credit Risk, Ser 2023-MN7, Cl B1
Callable 09/25/31 @ $100.000
13.206%, SOFR30A + 8.850%, 09/25/43(A)(B)	280	309
FHLMC STACR REMIC Trust, Ser 2023-DNA1, Cl B1
Callable 03/25/28 @ $100.000
12.498%, SOFR30A + 8.150%, 03/25/43(A)(B)	2,750	3,129
FHLMC STACR REMIC Trust, Ser 2023-DNA2, Cl B1
Callable 04/25/28 @ $100.000
11.948%, SOFR30A + 7.600%, 04/25/43(A)(B)	1,900	2,138
FHLMC, Ser 2017-356, Cl S5, IO
1.513%, 09/15/47(B)	18,480	2,099
FHLMC, Ser 2017-357, Cl IO, IO
4.500%, 09/15/47	11,562	2,459
FHLMC, Ser 2020-5036, Cl IB, IO
5.000%, 10/25/48	10,223	2,487
FHLMC, Ser 2021-5104, Cl GI, IO
3.500%, 06/25/49	15,545	3,044
FHLMC, Ser 2021-5134, Cl BI, IO
4.500%, 08/25/51	18,107	4,390
FHLMC, Ser 2021-5163, Cl NI, IO
4.500%, 11/25/51	7,742	1,636
FHLMC, Ser 2022-5250, Cl SA, IO
0.974%, 08/25/52(B)	38,157	3,092

THE ADVISORS’ INNER CIRCLE FUND III

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ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FHLMC, Ser 2022-5252, Cl SP, IO
0.994%, 09/25/52(B)	$27,811	$1,520
FHLMC, Ser 2022-5255, Cl SA, IO
0.944%, 09/25/52(B)	37,794	2,220
FHLMC, Ser 2023-406, Cl S16, IO
1.144%, 10/25/53(B)	34,026	1,598
FHLMC, Ser 2023-406, Cl S4, IO
1.744%, 10/25/53(B)	51,040	3,049
FHLMC, Ser 2023-406, Cl S43, IO
2.844%, 10/25/53(B)	34,026	2,843
FHLMC, Ser 2023-406, Cl S44, IO
2.644%, 10/25/53(B)	66,522	5,272
FHLMC, Ser 2023-5290, Cl TS, IO
1.894%, 12/25/52(B)	41,580	2,723
FHLMC, Ser 2023-5296, Cl ST, IO
1.894%, 11/25/52(B)	40,947	2,379
FHLMC, Ser 2023-5332, Cl SA, IO
1.644%, 08/25/53(B)	73,121	4,225
FHLMC, Ser 2023-5336, Cl SA, IO
1.444%, 09/25/53(B)	51,290	2,486
FHLMC, Ser 2023-5339, Cl AS, IO
1.384%, 09/25/53(B)	38,058	2,558
FHLMC, Ser 2023-5344, Cl SA, IO
1.294%, 10/25/53(B)	51,057	2,387
FHLMC, Ser 2023-5354, Cl SL, IO
2.494%, 11/25/53(B)	31,748	2,196
FHLMC, Ser 2024-5412, Cl MI, IO
5.000%, 01/25/49	13,417	1,979
FHLMC, Ser 2024-5416, Cl SC, IO
2.644%, 06/25/54(B)	35,977	3,100
FHLMC, Ser 2024-5420, Cl SG, IO
0.844%, 06/25/54(B)	191,069	6,859
FHLMC, Ser 2024-5481, Cl SA, IO
0.644%, 12/25/54(B)	114,010	3,346
FNMA or FHLMC TBA
5.500%, 10/01/34	1,695,000	1,708,831
5.000%, 10/01/36	350,000	347,080
FNMA, Ser 2012-75, Cl DS, IO
1.480%, 07/25/42(B)	7,986	870

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FNMA, Ser 2018-73, Cl SC, IO
1.730%, 10/25/48(B)	$17,491	$2,213
FNMA, Ser 2020-41, Cl IP, IO
4.000%, 09/25/49	10,471	1,982
FNMA, Ser 2020-76, Cl MI, IO
5.500%, 11/25/50	10,368	2,607
FNMA, Ser 2021-87, Cl GI, IO
3.500%, 12/25/51	23,963	4,539
FNMA, Ser 2022-16, Cl QI, IO
3.500%, 04/25/52	22,530	2,468
FNMA, Ser 2022-4, Cl WI, IO
3.000%, 02/25/52	28,501	3,096
FNMA, Ser 2022-40, Cl PS, IO
1.694%, 12/25/51(B)	17,623	845
FNMA, Ser 2022-58, Cl S, IO
0.944%, 09/25/52(B)	48,510	2,014
FNMA, Ser 2022-74, Cl SA, IO
0.444%, 10/25/52(B)	48,130	1,841
FNMA, Ser 2022-74, Cl US, IO
0.644%, 11/25/52(B)	56,171	1,951
FNMA, Ser 2022-90, Cl CI, IO
4.500%, 05/25/50	19,351	3,931
FNMA, Ser 2023-11, Cl HS, IO
1.819%, 04/25/53(B)	99,295	3,866
FNMA, Ser 2023-11, Cl SA, IO
1.894%, 04/25/53(B)	47,887	2,776
FNMA, Ser 2023-19, Cl SB, IO
2.494%, 05/25/53(B)	15,664	1,063
FNMA, Ser 2023-431, Cl C35, IO
2.000%, 07/25/37	53,147	3,151
FNMA, Ser 2024-11, Cl IK, IO
6.500%, 03/25/54	10,490	2,099
FNMA, Ser 2024-12, Cl DS, IO
1.694%, 03/25/54(B)	35,785	1,860
FNMA, Ser 2024-22, Cl SA, IO
1.744%, 05/25/54(B)	60,238	3,188
FNMA, Ser 2024-24, Cl SB, IO
2.244%, 09/25/53(B)	36,730	2,292
FNMA, Ser 2024-35, Cl BS, IO
0.844%, 06/25/54(B)	27,749	1,263

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
FNMA, Ser 2024-68, Cl SA, IO
1.594%, 09/25/54(B)	$48,133	$2,713
FNMA, Ser 2024-84, Cl HS, IO
2.744%, 11/25/54(B)	48,975	4,110
FNMA, Ser 2024-89, Cl SD, IO
0.744%, 09/25/53(B)	62,805	2,333
FNMA, Ser 2024-90, Cl SB, IO
1.394%, 11/25/53(B)	82,021	4,287
FNMA, Ser 2024-92, Cl SB, IO
0.794%, 12/25/54(B)	73,521	3,268
FNMA, Ser 2024-97, Cl MS, IO
1.544%, 01/25/55(B)	29,943	1,560
FNMA, Ser 2025-4, Cl SB, IO
1.444%, 12/25/53(B)	127,128	5,989
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl A
5.600%, TSFR1M + 1.450%, 12/15/39(A)(B)	10,000	10,003
Fontainebleau Miami Beach Mortgage Trust, Ser 2024-FBLU, Cl F
8.400%, TSFR1M + 4.250%, 12/15/39(A)(B)	3,790	3,800
GCAT Trust, Ser 2023-NQM2, Cl B2
Callable 02/25/26 @ $100.000
6.933%, 11/25/67(A)(B)	120	119
GCAT Trust, Ser 2024-NQM2, Cl B1
Callable 06/25/27 @ $100.000
7.860%, 06/25/59(A)(B)	1,000	1,022
GNMA, Ser 2010-35, Cl AS, IO
1.500%, 03/20/40(B)	9,464	985
GNMA, Ser 2010-37, Cl SG, IO
1.450%, 03/20/40(B)	7,389	763
GNMA, Ser 2011-70, Cl WI, IO
0.600%, 12/20/40(B)	14,981	971
GNMA, Ser 2015-123, Cl SE, IO
1.470%, 09/20/45(B)	8,777	906
GNMA, Ser 2016-77, Cl SC, IO
1.850%, 10/20/45(B)	11,863	1,463
GNMA, Ser 2018-100, Cl S, IO
1.950%, 07/20/48(B)	9,335	1,282
GNMA, Ser 2018-89, Cl LS, IO
1.950%, 06/20/48(B)	15,392	2,150

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2018-91, Cl SH, IO
2.000%, 07/20/48(B)	$9,045	$1,215
GNMA, Ser 2018-91, Cl SJ, IO
2.000%, 07/20/48(B)	9,895	1,357
GNMA, Ser 2020-4, Cl IO, IO
5.000%, 01/20/50	14,585	2,885
GNMA, Ser 2021-139, Cl WI, IO
4.049%, 11/20/45(B)	11,628	2,027
GNMA, Ser 2021-158, Cl JI, IO
5.000%, 02/20/50	9,262	2,172
GNMA, Ser 2021-215, Cl SB, IO
1.000%, 12/20/51(B)	13,657	990
GNMA, Ser 2021-216, Cl IC, IO
3.000%, 12/20/51	26,172	3,454
GNMA, Ser 2022-137, Cl JS, IO
1.611%, 08/20/52(B)	42,675	3,436
GNMA, Ser 2022-148, Cl SJ, IO
1.611%, 08/20/52(B)	32,120	2,317
GNMA, Ser 2022-159, Cl JS, IO
0.861%, 09/20/52(B)	37,740	2,411
GNMA, Ser 2022-188, Cl IE, IO
4.500%, 01/20/50	12,141	2,599
GNMA, Ser 2022-193, Cl SA, IO
0.311%, 11/20/52(B)	56,967	1,194
GNMA, Ser 2022-23, Cl WI, IO
4.500%, 02/20/52	8,400	1,907
GNMA, Ser 2022-30, Cl IG, IO
3.000%, 02/20/52	22,794	3,498
GNMA, Ser 2022-5, Cl NI, IO
3.000%, 01/20/52	22,630	3,403
GNMA, Ser 2023-21, Cl SE, IO
0.611%, 02/20/53(B)	28,056	727
GNMA, Ser 2023-56, Cl SE, IO
0.511%, 04/20/53(B)	30,155	732
GNMA, Ser 2023-82, Cl US, IO
2.361%, 06/20/53(B)	14,661	966
GNMA, Ser 2024-H11, Cl EI, IO
0.573%, 06/20/74(B)	917	60
GNMA, Ser 2024-H14, Cl AI, IO
0.681%, 08/20/74(B)	2,430	168

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2024-H20, Cl KI, IO
0.679%, 11/20/74(B)	$14,189	$1,246
GNMA, Ser 2024-H21, Cl IB, IO
0.653%, 12/20/74(B)	3,780	267
GNMA, Ser 2025-120, Cl AI, IO
6.500%, 05/20/55(B)	4,572	686
GNMA, Ser 2025-120, Cl AS, IO
2.461%, 12/20/53(B)	10,244	723
GNMA, Ser 2025-120, Cl BI, IO
6.000%, 02/20/55(B)	2,467	423
GNMA, Ser 2025-120, Cl BS, IO
2.011%, 01/20/55(B)	49,877	3,171
GNMA, Ser 2025-120, Cl CI, IO
4.000%, 10/20/49(B)	257	49
GNMA, Ser 2025-120, Cl CS, IO
1.761%, 10/20/53(B)	63,348	3,618
GNMA, Ser 2025-120, Cl DS, IO
1.611%, 11/20/53(B)	25,613	1,301
GNMA, Ser 2025-120, Cl ES, IO
1.211%, 02/20/54(B)	25,664	1,196
GNMA, Ser 2025-120, Cl GS, IO
1.011%, 06/20/54(B)	39,786	1,562
GNMA, Ser 2025-120, Cl HS, IO
0.811%, 09/20/54(B)	23,946	822
GNMA, Ser 2025-120, Cl IA, IO
4.000%, 03/20/52	57,051	10,902
GNMA, Ser 2025-120, Cl IB, IO
4.000%, 01/20/51	64,917	12,934
GNMA, Ser 2025-120, Cl IC, IO
4.500%, 01/20/50	69,185	15,143
GNMA, Ser 2025-120, Cl IS, IO
0.611%, 05/20/55(B)	56,481	1,770
GNMA, Ser 2025-120, Cl LS, IO
1.761%, 04/20/53(B)	66,487	4,755
GNMA, Ser 2025-120, Cl MS, IO
1.761%, 05/20/53(B)	50,285	3,306
GNMA, Ser 2025-120, Cl NS, IO
1.611%, 03/20/55(B)	85,249	4,976
GNMA, Ser 2025-120, Cl SB, IO
1.111%, 05/20/53(B)	60,227	2,762

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
GNMA, Ser 2025-120, Cl SC, IO
0.911%, 03/20/55(B)	$27,800	$1,153
GNMA, Ser 2025-120, Cl SD, IO
1.750%, 10/20/49(B)	20,562	2,555
GNMA, Ser 2025-26, Cl SG, IO
0.000%, 02/20/55(B)(D)	80,893	1,176
GNMA, Ser 2025-H19, Cl IA, IO
0.719%, 09/20/75(B)	2,240	160
GSMS Trust, Ser 2024-FAIR, Cl D
8.214%, 07/15/29(A)(B)	2,750	2,835
HOMES Trust, Ser 2024-AFC1, Cl A1
Callable 09/25/27 @ $100.000
5.224%, 08/25/59(A)(C)	4,004	4,014
HOMES Trust, Ser 2025-AFC1, Cl B1
Callable 01/25/28 @ $100.000
7.044%, 01/25/60(A)(B)	1,755	1,753
HOMES Trust, Ser 2025-NQM2, Cl B2
Callable 04/25/28 @ $100.000
7.407%, 02/25/70(A)(B)	230	224
Imperial Fund Mortgage Trust, Ser 2020-NQM1, Cl B2
Callable 10/25/25 @ $100.000
5.703%, 10/25/55(A)(B)	742	716
J.P. Morgan Chase Commercial Mortgage Securities Trust, Ser 2022-NLP, Cl B
5.507%, TSFR1M + 1.357%, 04/15/37(A)(B)	2,470	2,421
J.P. Morgan Mortgage Trust, Ser 2023-4, Cl B4
Callable 08/25/40 @ $100.000
6.285%, 11/25/53(A)(B)	252	235
J.P. Morgan Mortgage Trust, Ser 2024-VIS1, Cl B2
Callable 04/25/27 @ $100.000
8.070%, 07/25/64(A)(B)	280	283
J.P. Morgan Mortgage Trust, Ser 2024-VIS2, Cl B2
Callable 08/25/27 @ $100.000
7.715%, 11/25/64(A)(B)	100	100
J.P. Morgan Mortgage Trust, Ser 2025-CCM2, Cl B4
Callable 12/25/37 @ $100.000
6.578%, 09/25/55(A)(B)	620	495
Jackson Park Trust, Ser 2019-LIC, Cl E
3.351%, 10/14/39(A)(B)	840	739

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

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SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C19, Cl F
Callable 10/15/25 @ $100.000
3.750%, 04/15/47(A)(B)	$209	$200
KSL Commercial Mortgage Trust, Ser 2024-HT2, Cl A
5.693%, TSFR1M + 1.542%, 12/15/39(A)(B)	7,333	7,331
LAQ Mortgage Trust, Ser 2023-LAQ, Cl F
Callable 03/15/26 @ $100.000
11.085%, TSFR1M + 6.934%, 03/15/36(A)(B)	1,125	1,075
LAQ Mortgage Trust, Ser 2023-LAQ, Cl G
Callable 03/15/26 @ $100.000
12.583%, TSFR1M + 8.432%, 03/15/36(A)(B)	405	387
MFA Trust, Ser 2024-NQM2, Cl A1
Callable 09/25/27 @ $100.000
5.272%, 08/25/69(A)(C)	3,705	3,711
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C9, Cl E
Callable 06/15/28 @ $100.000
3.924%, 05/15/46(A)(B)	1,030	922
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C24, Cl E
Callable 10/15/25 @ $100.000
4.175%, 05/15/48(A)(B)	170	165
Morgan Stanley Capital I Trust, Ser 2024-BPR2, Cl X, IO
1.068%, 05/05/29(A)(B)	2,273	65
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-4, Cl B4
Callable 06/25/30 @ $100.000
6.991%, 09/25/54(A)(B)	100	92
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-INV2, Cl B5
Callable 03/25/32 @ $100.000
7.478%, 02/25/54(A)(B)	99	96
Morgan Stanley Residential Mortgage Loan Trust, Ser 2024-NQM3, Cl B1B
Callable 09/25/27 @ $100.000
7.504%, 07/25/69(A)(B)	150	150
Natixis Commercial Mortgage Securities Trust, Ser 2022-RRI, Cl E
9.343%, TSFR1M + 5.193%, 03/15/35(A)(B)	1,125	1,118

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
New Residential Mortgage Loan Trust, Ser 2024-NQM3, Cl B2
Callable 04/25/32 @ $100.000
7.141%, 11/25/64(A)(B)	$460	$432
New Residential Mortgage Loan Trust, Ser 2025-NQM2, Cl B1
Callable 12/25/33 @ $100.000
7.273%, 04/25/65(A)(B)	590	598
New Residential Mortgage Loan Trust, Ser 2025-NQM2, Cl B2
Callable 12/25/33 @ $100.000
7.273%, 04/25/65(A)(B)	100	99
NYMT Loan Trust, Ser 2025-INV1, Cl B1
Callable 03/25/28 @ $100.000
6.966%, 04/25/60(A)(B)	220	220
NYMT Loan Trust, Ser 2025-INV2, Cl B1
Callable 09/25/28 @ $100.000
6.985%, 10/25/60(A)(B)	2,000	1,994
OBX Trust, Ser 2021-INV2, Cl AIO1, IO
Callable 10/25/46 @ $100.000
0.208%, 10/25/51(A)(B)	3,632	38
Olympic Tower Mortgage Trust, Ser 2017-OT, Cl D
4.077%, 05/10/39(A)(B)	150	132
PRPM Trust, Ser 2024-RCF3, Cl M2
Callable 05/25/26 @ $100.000
4.000%, 05/25/54(A)(C)	310	285
PRPM Trust, Ser 2024-RCF5, Cl M2
Callable 08/25/26 @ $100.000
4.000%, 08/25/54(A)(C)	120	109
PRPM Trust, Ser 2025-NQM1, Cl B1
Callable 02/25/28 @ $100.000
7.782%, 11/25/69(A)(B)	1,000	1,019
PRPM Trust, Ser 2025-NQM3, Cl B1
Callable 07/25/28 @ $100.000
6.940%, 05/25/70(A)(B)	650	649
Rate Mortgage Trust, Ser 2021-J3, Cl AX1, IO
Callable 06/25/44 @ $100.000
0.208%, 10/25/51(A)(B)	1,946	21

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Rate Mortgage Trust, Ser 2024-J4, Cl B4
Callable 06/25/41 @ $100.000
6.300%, 12/25/54(A)(B)	$1,191	$975
RMF Proprietary Issuance Trust, Ser 2021-2, Cl A
Callable 10/25/25 @ $100.000
2.125%, 09/25/61(A)(B)	80	74
Saluda Grade Alternative Mortgage Trust, Ser 2024-RTL4, Cl A2
Callable 07/25/26 @ $100.000
7.500%, 02/25/30(A)(C)	350	350
Santander Bank Mortgage Credit-Linked Notes Series, Ser 2023-MTG1, Cl M2
Callable 11/25/40 @ $100.000
9.256%, SOFR30A + 4.900%, 02/26/52(A)(B)	193	210
Santander Bank Mortgage Credit-Linked Notes Series, Ser 2023-MTG1, Cl M3
Callable 11/25/40 @ $100.000
10.206%, SOFR30A + 5.850%, 02/26/52(A)(B)	283	311
SCG Mortgage Trust, Ser 2024-MSP, Cl E
9.087%, TSFR1M + 4.937%, 04/15/41(A)(B)	3,320	3,330
Sequoia Mortgage Trust, Ser 2024-9, Cl B4
Callable 01/25/30 @ $100.000
6.538%, 10/25/54(A)(B)	365	326
SWCH Commercial Mortgage Trust, Ser 2025-DATA, Cl E
7.490%, TSFR1M + 3.340%, 02/15/42(A)(B)	4,325	4,306
THPT Mortgage Trust, Ser 2023-THL, Cl E
10.745%, 12/10/34(A)(B)	1,500	1,514
THPT Mortgage Trust, Ser 2023-THL, Cl F
7.428%, 12/10/34(A)(B)	560	544
VDCM Commercial Mortgage Trust, Ser 2025-AZ, Cl D
6.434%, 07/13/44(A)(B)	1,500	1,519
Verus Securitization Trust, Ser 2023-5, Cl B2
Callable 06/25/26 @ $100.000
8.000%, 06/25/68(A)(B)	3,431	3,427
Verus Securitization Trust, Ser 2023-6, Cl B2
Callable 09/25/26 @ $100.000
7.783%, 09/25/68(A)(B)	2,348	2,341

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Verus Securitization Trust, Ser 2023-INV3, Cl B1
Callable 11/25/26 @ $100.000
8.184%, 11/25/68(A)(B)	$180	$183
Verus Securitization Trust, Ser 2024-3, Cl B2
Callable 04/25/27 @ $100.000
8.384%, 04/25/69(A)(B)	120	121
Verus Securitization Trust, Ser 2024-5, Cl B2
Callable 06/25/27 @ $100.000
7.782%, 06/25/69(A)(B)	400	401
Verus Securitization Trust, Ser 2024-6, Cl B2
Callable 07/25/27 @ $100.000
7.915%, 07/25/69(A)(B)	200	201
Verus Securitization Trust, Ser 2024-7, Cl B2
Callable 09/25/27 @ $100.000
7.810%, 09/25/69(A)(B)	250	251
Verus Securitization Trust, Ser 2024-9, Cl B2
Callable 12/25/27 @ $100.000
7.361%, 11/25/69(A)(B)	150	149
Verus Securitization Trust, Ser 2025-1, Cl B2
Callable 01/25/28 @ $100.000
7.351%, 01/25/70(A)(B)	570	567
Verus Securitization Trust, Ser 2025-INV1, Cl B2
Callable 02/25/28 @ $100.000
7.311%, 02/25/70(A)(B)	230	228
Vista Point Securitization Trust, Ser 2024-CES3, Cl A1
Callable 12/25/27 @ $100.000
5.679%, 01/25/55(A)(C)	4,341	4,361
Vista Point Securitization Trust, Ser 2024-CES3, Cl B1
Callable 12/25/27 @ $100.000
7.833%, 01/25/55(A)(B)	1,644	1,667
WCORE Commercial Mortgage Trust, Ser 2024-CORE, Cl E
8.089%, TSFR1M + 3.939%, 11/15/41(A)(B)	1,000	998
Wells Fargo Commercial Mortgage Trust, Ser 2015-P2, Cl D
Callable 12/15/25 @ $100.000
3.241%, 12/15/48(A)	120	115
Wells Fargo Commercial Mortgage Trust, Ser 2024-MGP, Cl A11
6.141%, TSFR1M + 1.991%, 08/15/41(A)(B)	5,000	4,990

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

MORTGAGE-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2024-MGP, Cl D11
7.838%, TSFR1M + 3.688%, 08/15/41(A)(B)	$2,000	$2,003
Wells Fargo Commercial Mortgage Trust, Ser 2025-AGLN, Cl E
8.339%, TSFR1M + 4.189%, 07/15/37(A)(B)	3,070	3,060
Wells Fargo Commercial Mortgage Trust, Ser 2025-AURA, Cl A
5.693%, TSFR1M + 1.593%, 10/15/42(A)(B)	5,000	4,987
Wells Fargo Commercial Mortgage Trust, Ser 2025AURA, Cl E
9.038%, TSFR1M + 4.938%, 10/15/42(A)(B)	3,400	3,392
Wells Fargo Commercial Mortgage Trust, Ser 2025-B33RP, Cl E
7.650%, TSFR1M + 3.500%, 08/15/42(A)(B)	3,630	3,624
Wells Fargo Commercial Mortgage Trust, Ser 2025-DWHP, Cl A
6.492%, TSFR1M + 2.341%, 04/15/38(A)(B)	10,000	10,041
Wells Fargo Commercial Mortgage Trust, Ser 2025-DWHP, Cl E
10.586%, TSFR1M + 6.436%, 04/15/38(A)(B)	2,320	2,340
Wells Fargo Mortgage Backed Securities Trust, Ser 2021-RR1, Cl AIO1, IO
Callable 04/25/44 @ $100.000
0.480%, 12/25/50(A)(B)	3,609	107

		2,566,902

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,554,284) (000)		2,595,655

CORPORATE OBLIGATIONS — 30.3%

CANADA — 0.4%
Bombardier
Callable 11/01/25 @ $100.000
7.875%, 04/15/27(A)	3,845	3,862
goeasy
Callable 02/15/28 @ $103.438
6.875%, 02/15/31(A)	100	97

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
CANADA — (continued)
Husky Injection Molding Systems
Callable 02/15/26 @ $104.500
9.000%, 02/15/29(A)	$2,477	$2,589
Jones Deslauriers Insurance Management
Callable 10/01/28 @ $103.438
6.875%, 10/01/33(A)	1,201	1,194

		7,742
IRELAND — 0.2%
GGAM Finance
Callable 09/15/26 @ $102.938
5.875%, 03/15/30(A)	2,606	2,639

NETHERLANDS — 0.2%
Trivium Packaging Finance BV
Callable 07/15/27 @ $106.125
12.250%, 01/15/31(A)	1,254	1,357
Callable 07/15/27 @ $104.125
8.250%, 07/15/30(A)	1,528	1,630

		2,987
PANAMA — 0.0%
Sable International Finance
Callable 10/15/27 @ $103.563
7.125%, 10/15/32(A)	901	915

UNITED KINGDOM — 13.7%
Ardonagh Finco
Callable 02/15/27 @ $103.875
7.750%, 02/15/31(A)	1,451	1,518
Barclays Bank
0.000%, 12/29/25(A)(E)	136,237	152,082
0.000%, 12/29/25(A)(E)	50,000	45,056
0.000%, 12/29/25(A)(E)	30,000	30,000
eG Global Finance
Callable 05/30/26 @ $106.000
12.000%, 11/30/28(A)	796	874

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED KINGDOM — (continued)
Odeon Finco
Callable 10/12/25 @ $106.375
12.750%, 11/01/27(A)	$4,403	$4,561

		234,091
UNITED STATES — 15.8%
1261229 BC
Callable 04/15/28 @ $105.000
10.000%, 04/15/32(A)	955	979
Acrisure
Callable 06/15/26 @ $104.250
8.500%, 06/15/29(A)	4,173	4,381
AdaptHealth
Callable 10/12/25 @ $101.021
6.125%, 08/01/28(A)	2,310	2,304
Advance Auto Parts
Callable 08/01/27 @ $103.500
7.000%, 08/01/30(A)	837	861
AG Issuer
Callable 11/01/25 @ $100.000
6.250%, 03/01/28(A)	881	883
Albertsons
Callable 11/01/25 @ $103.250
6.500%, 02/15/28(A)	4,023	4,086
AmeriTex HoldCo Intermediate
Callable 08/15/28 @ $103.813
7.625%, 08/15/33(A)	879	915
Amneal Pharmaceuticals
Callable 08/01/28 @ $103.438
6.875%, 08/01/32(A)	686	709
Arbor Realty SR
Callable 01/15/30 @ $100.000
7.875%, 07/15/30(A)	803	844
Arcosa
Callable 08/15/27 @ $103.438
6.875%, 08/15/32(A)	1,010	1,055
Ares Capital
Callable 02/01/29 @ $100.000
5.875%, 03/01/29	1,565	1,610

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Arko
Callable 11/01/25 @ $102.563
5.125%, 11/15/29(A)	$2,090	$1,771
Atlanticus Holdings
Callable 09/01/27 @ $104.875
9.750%, 09/01/30(A)	1,539	1,529
Avient
Callable 09/15/27 @ $103.125
6.250%, 11/01/31(A)	1,335	1,356
Bausch + Lomb
Callable 10/12/25 @ $104.188
8.375%, 10/01/28(A)	1,506	1,570
Beacon Mobility
Callable 08/01/27 @ $103.625
7.250%, 08/01/30(A)	1,602	1,666
Blue Owl Capital
Callable 06/15/30 @ $100.000
6.200%, 07/15/30	265	273
Blue Owl Credit Income
Callable 02/15/30 @ $100.000
5.800%, 03/15/30	2,401	2,435
Blue Owl Technology Finance
Callable 03/04/29 @ $100.000
6.750%, 04/04/29	959	989
Bread Financial Holdings
Callable 03/15/26 @ $104.875
9.750%, 03/15/29(A)	3,776	4,030
Callable 06/15/30 @ $100.000
8.375%, H15T5Y + 4.300%, 06/15/35(A)(B)	671	689
Brink's
Callable 06/15/26 @ $103.250
6.500%, 06/15/29(A)	985	1,014
BW Real Estate
Callable 3/30/2030 @ $100.000
9.500, H15T5Y + 5.402% (A)(B)(F)	1,136	1,172
Cable One
Callable 11/15/25 @ $102.000
4.000%, 11/15/30(A)	637	540

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Camelot Return Merger Sub
Callable 11/01/25 @ $103.281
8.750%, 08/01/28(A)	$2,095	$2,027
Carvana, Strike Price Fixed
Callable 10/12/25 @ $104.500
9.000% cash/0% PIK, 06/01/30(A)	1,530	1,601
CCO Holdings
Callable 11/01/25 @ $102.125
4.250%, 02/01/31(A)	500	461
CD&R Smokey Buyer
Callable 10/15/26 @ $104.750
9.500%, 10/15/29(A)	1,198	937
Century Communities
Callable 10/03/25 @ $100.000
6.750%, 06/01/27	1,049	1,049
Callable 09/15/28 @ $103.313
6.625%, 09/15/33(A)	901	909
Callable 02/15/29 @ $100.000
3.875%, 08/15/29(A)	1,276	1,200
Charter Communications Operating
Callable 05/01/29 @ $100.000
6.100%, 06/01/29	2,394	2,512
CITGO Petroleum
Callable 11/01/25 @ $100.000
6.375%, 06/15/26(A)	2,055	2,055
Clarios Global
Callable 09/15/28 @ $103.375
6.750%, 09/15/32(A)	6,002	6,135
Clear Channel Outdoor Holdings
Callable 10/01/26 @ $103.938
7.875%, 04/01/30(A)	1,747	1,834
Clue Opco
Callable 10/15/26 @ $104.750
9.500%, 10/15/31(A)	2,336	2,498
CommScope
Callable 06/15/26 @ $103.000
9.500%, 12/15/31(A)	4,764	4,931
Cornerstone Building Brands
Callable 08/15/26 @ $104.750
9.500%, 08/15/29(A)	961	934

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Callable 11/01/25 @ $100.000
6.125%, 01/15/29(A)	$1,500	$1,219
Credit Acceptance
Callable 12/15/25 @ $104.625
9.250%, 12/15/28(A)	959	1,008
Callable 03/15/27 @ $103.313
6.625%, 03/15/30(A)	1,780	1,783
Dealer Tire
Callable 11/01/25 @ $100.000
8.000%, 02/01/28(A)	3,690	3,650
Delek Logistics Partners
Callable 11/01/25 @ $101.781
7.125%, 06/01/28(A)	3,223	3,233
Dotdash Meredith
Callable 06/15/28 @ $103.813
7.625%, 06/15/32(A)	967	958
EchoStar
Callable 11/30/26 @ $105.375
10.750%, 11/30/29	5,002	5,503
EF Holdco
Callable 09/30/27 @ $103.688
7.375%, 09/30/30(A)	120	120
Encore Capital Group
Callable 10/15/27 @ $103.313
6.625%, 04/15/31(A)	636	634
Enpro
Callable 06/01/28 @ $103.063
6.125%, 06/01/33(A)	1,306	1,335
Fertitta Entertainment
Callable 11/01/25 @ $103.375
6.750%, 01/15/30(A)	1,257	1,180
Five Point Operating
Callable 10/01/27 @ $104.000
8.000%, 10/01/30(A)	1,728	1,754
Flagstar Bancorp
Callable 11/01/25 @ $100.000
4.125%, TSFR3M + 3.910%, 11/01/30(B)	632	591
Freedom Mortgage
12.000%, 10/01/28(A)	1,787	1,894

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Callable 11/01/25 @ $101.656
6.625%, 01/15/27(A)	$1,787	$1,783
Frontier Communications Holdings
Callable 11/01/25 @ $100.000
5.875%, 10/15/27(A)	5,466	5,463
Genworth Holdings
Callable 10/17/25 @ $100.000
6.476%, TSFR3M + 2.264%, 11/15/36(B)	1,314	1,119
GEO Group
Callable 04/15/27 @ $105.125
10.250%, 04/15/31	899	989
Graham Packaging
Callable 11/01/25 @ $100.000
7.125%, 08/15/28(A)	2,370	2,374
Gray Media
Callable 07/15/26 @ $105.250
10.500%, 07/15/29(A)	1,655	1,790
Callable 07/15/28 @ $104.813
9.625%, 07/15/32(A)	280	286
Callable 08/15/28 @ $103.625
7.250%, 08/15/33(A)	505	500
Heartland Dental
Callable 11/01/25 @ $105.250
10.500%, 04/30/28(A)	1,809	1,906
Herc Holdings
Callable 06/15/27 @ $103.500
7.000%, 06/15/30(A)	1,606	1,668
Icahn Enterprises
Callable 05/15/29 @ $100.000
10.000%, 11/15/29(A)	5,491	5,515
Callable 11/15/26 @ $100.000
5.250%, 05/15/27	2,696	2,650
ILFC E-Capital Trust I
Callable 11/01/25 @ $100.000
6.270%, 12/21/65(A)(B)	3,180	2,686
ILFC E-Capital Trust II
Callable 11/01/25 @ $100.000
6.520%, 12/21/65(A)(B)	2,579	2,201

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Illuminate Buyer
Callable 11/01/25 @ $100.000
9.000%, 07/01/28(A)	$10,001	$10,033
Iris Holding
Callable 11/01/25 @ $105.000
10.000%, 12/15/28(A)	3,047	2,752
Jane Street Group
Callable 11/01/27 @ $103.063
6.125%, 11/01/32(A)	1,341	1,359
JetBlue Airways
Callable 08/27/27 @ $104.938
9.875%, 09/20/31(A)	1,193	1,210
K Hovnanian Enterprises
Callable 04/01/28 @ $104.000
8.000%, 04/01/31(A)	140	144
KeHE Distributors
Callable 02/15/26 @ $104.500
9.000%, 02/15/29(A)	3,509	3,692
Kohl's
6.875%, 12/15/37	20	15
Callable 01/17/45 @ $100.000
5.550%, 07/17/45	1,980	1,286
Ladder Capital Finance Holdings
Callable 07/15/27 @ $103.500
7.000%, 07/15/31(A)	972	1,019
Callable 07/01/30 @ $100.000
5.500%, 08/01/30	1,627	1,659
Lamar Media
Callable 11/01/28 @ $102.688
5.375%, 11/01/33(A)	384	381
LD Holdings Group
Callable 11/01/25 @ $104.125
8.750%, 11/01/27(A)	1,156	1,142
Callable 10/12/25 @ $101.531
6.125%, 04/01/28(A)	1,670	1,545
LFS Topco
Callable 07/15/27 @ $104.375
8.750%, 07/15/30(A)	4,084	4,102

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Light & Wonder International
Callable 10/01/28 @ $103.125
6.250%, 10/01/33(A)	$1,617	$1,620
Lindblad Expeditions
Callable 09/15/27 @ $103.500
7.000%, 09/15/30(A)	1,778	1,812
Lumen Technologies
Callable 10/12/25 @ $100.000
10.000%, 10/15/32(A)	2,334	2,361
Maxim Crane Works Holdings Capital
Callable 11/01/25 @ $105.750
11.500%, 09/01/28(A)	5,946	6,302
Midcap Financial Issuer Trust
Callable 10/17/25 @ $101.625
6.500%, 05/01/28(A)	1,887	1,874
Mohegan Tribal Gaming Authority
Callable 04/15/27 @ $104.125
8.250%, 04/15/30(A)	1,831	1,902
Muvico
Callable 07/31/27 @ $107.500
15.000%, 02/19/29(A)	2,490	2,700
Nassau of New York
Callable 07/15/27 @ $103.938
7.875%, 07/15/30(A)	3,345	3,416
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)	3,543	3,543
New Enterprise Stone & Lime
Callable 11/01/25 @ $100.000
9.750%, 07/15/28(A)	3,952	3,961
New Home
Callable 10/01/26 @ $104.625
9.250%, 10/01/29(A)	1,388	1,457
Callable 11/01/27 @ $104.250
8.500%, 11/01/30(A)	1,288	1,337
Olympus Water US Holding
Callable 10/09/25 @ $104.875
9.750%, 11/15/28(A)	3,431	3,601
Callable 10/12/25 @ $101.781
7.125%, 10/01/27(A)	1,463	1,489

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
OneMain Finance
7.125%, 03/15/26	$792	$799
Park River Holdings
Callable 09/15/26 @ $104.000
8.000%, 03/15/31(A)	4,333	4,388
Pebblebrook Hotel
Callable 10/15/26 @ $103.188
6.375%, 10/15/29(A)	1,196	1,214
Planet Financial Group
Callable 12/15/26 @ $105.250
10.500%, 12/15/29(A)	1,873	1,969
PRA Group
Callable 11/01/25 @ $104.188
8.375%, 02/01/28(A)	877	897
Callable 11/01/25 @ $101.250
5.000%, 10/01/29(A)	1,443	1,340
Provident Funding Associates
Callable 09/15/26 @ $104.875
9.750%, 09/15/29(A)	792	837
Quikrete Holdings
Callable 03/01/28 @ $103.375
6.750%, 03/01/33(A)	1,282	1,333
Callable 03/01/28 @ $103.188
6.375%, 03/01/32(A)	1,092	1,131
Radiology Partners
Callable 07/15/28 @ $104.250
8.500%, 07/15/32(A)	1,773	1,835
Raven Acquisition Holdings
Callable 11/15/27 @ $103.438
6.875%, 11/15/31(A)	885	909
Regal Rexnord
Callable 12/15/29 @ $100.000
6.300%, 02/15/30	1,946	2,063
Callable 03/15/28 @ $100.000
6.050%, 04/15/28	2,570	2,659
Rfna
Callable 02/15/27 @ $103.938
7.875%, 02/15/30(A)	1,070	1,090

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Rithm Capital
Callable 04/01/26 @ $104.000
8.000%, 04/01/29(A)	$1,940	$1,986
Callable 07/15/27 @ $104.000
8.000%, 07/15/30(A)	2,600	2,662
Rocket Software
Callable 10/12/25 @ $103.000
9.000%, 11/28/28(A)	8,691	8,959
RR Donnelley & Sons
Callable 08/01/26 @ $104.750
9.500%, 08/01/29(A)	2,434	2,494
Service Properties Trust
Callable 07/15/27 @ $100.000
3.950%, 01/15/28	3,820	3,575
Callable 11/01/25 @ $100.000
0.000%, 09/30/27(A)(E)	5,191	4,576
Sixth Street Lending Partners
Callable 12/15/29 @ $100.000
5.750%, 01/15/30	1,601	1,627
SPX FLOW
Callable 11/01/25 @ $104.375
8.750%, 04/01/30(A)	5,657	5,811
Star Leasing
Callable 02/15/27 @ $103.813
7.625%, 02/15/30(A)	1,630	1,584
Starwood Property Trust
Callable 10/01/28 @ $100.000
7.250%, 04/01/29(A)	1,488	1,563
Callable 10/15/29 @ $100.000
6.000%, 04/15/30(A)	1,922	1,951
Sunoco
Callable 11/01/25 @ $100.000
6.000%, 04/15/27	1,726	1,725
Callable 09/15/28 @ $102.938
5.875%, 03/15/34(A)	479	475
Callable 09/15/27 @ $102.813
5.625%, 03/15/31(A)	479	476
Surgery Center Holdings
Callable 04/15/27 @ $103.625
7.250%, 04/15/32(A)	870	894

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Tenet Healthcare
Callable 10/17/25 @ $100.000
6.250%, 02/01/27	$2,017	$2,016
TKC Holdings
Callable 11/01/25 @ $101.719
6.875%, 05/15/28(A)	1,046	1,055
TMS International
Callable 10/12/25 @ $101.563
6.250%, 04/15/29(A)	2,604	2,525
TriMas
Callable 11/01/25 @ $101.031
4.125%, 04/15/29(A)	1,869	1,809
US Acute Care Solutions
Callable 05/15/26 @ $104.875
9.750%, 05/15/29(A)	1,957	2,004
VF
Callable 01/23/30 @ $100.000
2.950%, 04/23/30	2,135	1,881
Vornado Realty
Callable 05/01/26 @ $100.000
2.150%, 06/01/26	2,000	1,963
Windsor Holdings III
Callable 06/15/26 @ $104.250
8.500%, 06/15/30(A)	1,599	1,690
WR Grace Holdings
Callable 08/15/28 @ $103.313
6.625%, 08/15/32(A)	1,636	1,618
XHR
Callable 05/15/27 @ $103.313
6.625%, 05/15/30(A)	617	634

		270,267
TOTAL CORPORATE OBLIGATIONS
(Cost $506,254) (000)		518,641

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

ASSET-BACKED SECURITIES — 17.6%
	Face Amount (000)	Fair Value (000)
BERMUDA — 0.5%
Eagle RE, Ser 2023-1, Cl M2
Callable 09/25/28 @ $100.000
9.556%, SOFR30A + 5.200%, 09/26/33(A)(B)	$1,150	$1,217
Home RE, Ser 2021-1, Cl M2
Callable 11/25/25 @ $100.000
7.321%, SOFR30A + 2.964%, 07/25/33(A)(B)	165	165
Radnor RE, Ser 2021-1, Cl M2
Callable 03/25/26 @ $100.000
7.506%, SOFR30A + 3.150%, 12/27/33(A)(B)	1,227	1,236
Radnor RE, Ser 2021-2, Cl M2
Callable 07/25/27 @ $100.000
9.356%, SOFR30A + 5.000%, 11/25/31(A)(B)	6,000	6,260

		8,878

CAYMAN ISLANDS — 5.4%
Anchorage Capital CLO, Ser 2024-28A, Cl E
Callable 01/20/26 @ $100.000
11.276%, TSFR3M + 6.950%, 04/20/37(A)(B)	1,420	1,418
Anchorage Capital CLO, Ser 2025-21A, Cl ER
Callable 01/20/26 @ $100.000
10.576%, TSFR3M + 6.250%, 10/20/34(A)(B)	470	468
Apidos CLO XXIII, Ser 2025-23A, Cl ERR
Callable 10/15/25 @ $100.000
9.518%, TSFR3M + 5.200%, 04/15/33(A)(B)	2,155	2,150
ARES LII CLO, Ser 2025-52A, Cl ERR
Callable 10/22/25 @ $100.000
9.832%, TSFR3M + 5.500%, 04/22/31(A)(B)	110	110
BSL CLO 2, Ser 2021-2A, Cl E
Callable 10/15/25 @ $100.000
11.289%, TSFR3M + 6.972%, 04/15/34(A)(B)	250	242
Carlyle US CLO, Ser 2023-3A, Cl E
Callable 10/15/25 @ $100.000
12.718%, TSFR3M + 8.400%, 10/15/36(A)(B)	410	408
CarVal CLO III, Ser 2025-2A, Cl ER2
Callable 04/20/26 @ $100.000
10.326%, TSFR3M + 6.000%, 07/20/32(A)(B)	490	485
CIFC Funding, Ser 2017-4A, Cl D
Callable 10/24/25 @ $100.000
10.680%, TSFR3M + 6.362%, 10/24/30(A)(B)	700	698

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
CIFC Funding, Ser 2025-4A, Cl ER
Callable 07/16/26 @ $100.000
9.532%, TSFR3M + 5.250%, 07/16/35(A)(B)	$750	$749
CIFC Funding, Ser 2025-7A, Cl ER
Callable 04/23/26 @ $100.000
9.128%, TSFR3M + 4.900%, 01/23/35(A)(B)	1,500	1,498
Dewolf Park CLO, Ser 2017-1A, Cl E
Callable 10/15/25 @ $100.000
10.779%, TSFR3M + 6.462%, 10/15/30(A)(B)	300	300
Dryden 55 CLO, Ser 2018-55A, Cl E
Callable 10/15/25 @ $100.000
9.979%, TSFR3M + 5.662%, 04/15/31(A)(B)	1,450	1,424
Dryden 60 CLO, Ser 2018-60A, Cl D
Callable 10/15/25 @ $100.000
7.579%, TSFR3M + 3.262%, 07/15/31(A)(B)	300	299
Elmwood CLO 21, Ser 2023-8A, Cl ER
Callable 10/20/25 @ $100.000
10.826%, TSFR3M + 6.500%, 10/20/36(A)(B)	1,887	1,904
Elmwood CLO 30, Ser 2024-6A, Cl E
Callable 07/17/26 @ $100.000
9.572%, TSFR3M + 5.250%, 07/17/37(A)(B)	500	499
Elmwood CLO II, Ser 2024-2A, Cl A2RR
Callable 10/20/26 @ $100.000
5.876%, TSFR3M + 1.550%, 10/20/37(A)(B)	11,000	11,010
Empower CLO, Ser 2024-1A, Cl ER
Callable 10/20/26 @ $100.000
10.226%, TSFR3M + 5.900%, 10/20/37(A)(B)	660	665
Fillmore Park CLO, Ser 2018-1A, Cl E
Callable 10/15/25 @ $100.000
9.979%, TSFR3M + 5.662%, 07/15/30(A)(B)	788	785
Fortress Credit BSL III, Ser 2015-1A, Cl ER
Callable 10/18/25 @ $100.000
10.781%, TSFR3M + 6.452%, 04/18/31(A)(B)	1,000	996
Fortress Credit BSL VIII, Ser 2019-2A, Cl E
Callable 10/20/25 @ $100.000
11.597%, TSFR3M + 7.272%, 10/20/32(A)(B)	1,000	997
Galaxy XXVI CLO, Ser 2018-26A, Cl E
Callable 11/22/25 @ $100.000
10.315%, TSFR3M + 6.112%, 11/22/31(A)(B)	1,500	1,494

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Generate CLO, Ser 2023-3A, Cl E2R
Callable 01/20/26 @ $100.000
12.156%, TSFR3M + 7.830%, 10/20/36(A)(B)	$1,250	$1,254
Generate CLO, Ser 2024-14A, Cl E
Callable 04/22/26 @ $100.000
11.069%, TSFR3M + 6.750%, 04/22/37(A)(B)	1,780	1,785
Generate CLO, Ser 2024-2A, Cl ER2
Callable 10/22/26 @ $100.000
11.682%, TSFR3M + 7.350%, 10/22/37(A)(B)	100	98
Generate CLO, Ser 2024-6A, Cl AR2
Callable 10/22/26 @ $100.000
5.732%, TSFR3M + 1.400%, 10/22/37(A)(B)	10,000	10,027
Goldentree Loan Management US CLO, Ser 2025-6A, Cl ER2
Callable 10/20/25 @ $100.000
8.826%, TSFR3M + 4.500%, 04/20/35(A)(B)	3,800	3,786
KKR CLO, Ser 2018-23, Cl E
Callable 10/20/25 @ $100.000
10.587%, TSFR3M + 6.262%, 10/20/31(A)(B)	1,000	977
Madison Park Funding XXIII, Ser 2017-23A, Cl E
Callable 10/27/25 @ $100.000
10.825%, TSFR3M + 6.512%, 07/27/30(A)(B)	1,700	1,697
Madison Park Funding XXVII, Ser 2025-27A, Cl ER
Callable 04/20/27 @ $100.000
9.826%, TSFR3M + 5.500%, 04/20/38(A)(B)	250	247
Meacham Park CLO, Ser 2024-1A, Cl E
Callable 10/20/26 @ $100.000
9.676%, TSFR3M + 5.350%, 10/20/37(A)(B)	1,500	1,504
Neuberger Berman Loan Advisers CLO, Ser 2024-29A, Cl A2R
Callable 01/19/27 @ $100.000
5.846%, TSFR3M + 1.520%, 01/19/39(A)(B)	11,700	11,704
Neuberger Berman Loan Advisers CLO, Ser 2025-38A, Cl ER2
Callable 04/20/26 @ $100.000
8.926%, TSFR3M + 4.600%, 10/20/36(A)(B)	1,795	1,787
Neuberger Berman Loan Advisers CLO, Ser 2025-46A, Cl ER
Callable 01/20/26 @ $100.000
9.476%, TSFR3M + 5.150%, 01/20/37(A)(B)	250	249

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
CAYMAN ISLANDS — (continued)
Neuberger Berman Loan Advisers CLO, Ser 2025-47A, Cl ER
0.000%, 04/16/35(A)(B)(D)	$150	$150
Northwoods Capital XII-B, Ser 2024-12BA, Cl BR
Callable 12/15/25 @ $100.000
5.738%, TSFR3M + 1.700%, 06/15/31(A)(B)	10,500	10,516
Oaktree CLO, Ser 2019-4A, Cl ERR
Callable 07/20/26 @ $100.000
10.916%, TSFR3M + 6.590%, 07/20/37(A)(B)	250	251
Octagon Investment Partners 29, Ser 2024-1A, Cl ER2
Callable 07/18/26 @ $100.000
11.499%, TSFR3M + 7.170%, 07/18/39(A)(B)	1,500	1,499
Octagon Investment Partners 48, Ser 2024-3A, Cl ER2
Callable 10/15/26 @ $100.000
11.068%, TSFR3M + 6.750%, 01/15/39(A)(B)	1,000	1,002
OHA Credit Partners VII, Ser 2025-7A, Cl D2R4
Callable 02/20/27 @ $100.000
7.704%, TSFR3M + 3.500%, 02/20/38(A)(B)	2,000	1,990
OHA Credit Partners VII, Ser 2025-7A, Cl ER4
Callable 02/20/27 @ $100.000
8.704%, TSFR3M + 4.500%, 02/20/38(A)(B)	2,000	1,972
Rad CLO, Ser 2020-7A, Cl FR
Callable 10/17/25 @ $100.000
11.452%, TSFR3M + 7.130%, 04/17/36(A)(B)	320	306
Regatta XIX Funding, Ser 2022-1A, Cl E
Callable 10/20/25 @ $100.000
11.206%, TSFR3M + 6.880%, 04/20/35(A)(B)	250	249
Renew, Ser 2024-2A, Cl A
Callable 07/20/42 @ $100.000
5.326%, 11/20/60(A)	8,324	7,966
Sculptor CLO XXVII, Ser 2025-27A, Cl ER
Callable 01/20/26 @ $100.000
10.576%, TSFR3M + 6.250%, 07/20/34(A)(B)	340	329
Symphony CLO XX, Ser 2019-20A, Cl E
Callable 10/16/25 @ $100.000
10.869%, TSFR3M + 6.552%, 01/16/32(A)(B)	250	244

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)		Fair Value (000)
CAYMAN ISLANDS — (continued)
TIAA CLO I, Ser 2016-1A, Cl DR
Callable 10/20/25 @ $100.000
8.087%, TSFR3M + 3.762%, 07/20/31(A)(B)		$500	$499
TICP CLO VII, Ser 2017-7A, Cl ER
Callable 10/15/25 @ $100.000
11.629%, TSFR3M + 7.312%, 04/15/33(A)(B)		1,830	1,823

			92,510

IRELAND — 0.3%
Barings Euro CLO, Ser 2024-1A, Cl D
Callable 01/20/26 @ $100.000
6.524%, EUR003M + 4.500%, 07/20/37(A)(B)	EUR	1,500	1,771
Hayfin Emerald CLO V DAC, Ser 2024-5A, Cl ER
Callable 11/17/25 @ $100.000
9.084%, EUR003M + 7.050%, 11/17/37(A)(B)		2,760	3,245

			5,016

JERSEY — 0.3%
Juniper Valley Park CLO, Ser 2025-1A, Cl ERR
0.000%, 07/20/36(A)(B)(D)		$2,770	2,770
OCP CLO, Ser 2024-31A, Cl E
Callable 04/20/26 @ $100.000
11.226%, TSFR3M + 6.900%, 04/20/37(A)(B)		1,440	1,467

			4,237

UNITED KINGDOM — 0.1%
London Cards No. 2, Ser 2024-2, Cl E
Callable 03/28/27 @ $100.000
9.473%, SONIA/N + 5.500%, 03/28/34(B)	GBP	200	275
Newday Funding Master Issuer, Ser 2024-3A, Cl E
Callable 11/15/27 @ $100.000
7.723%, SONIA/N + 3.750%, 11/15/32(A)(B)		780	1,068

			1,343

UNITED STATES — 11.0%
Accelerated, Ser 2024-1A, Cl A
Callable 10/22/31 @ $100.000
4.680%, 08/22/44(A)		$4,162	4,171
ACHM Trust, Ser 2024-HE2, Cl A
Callable 02/25/31 @ $100.000
5.350%, 10/25/39(A)		7,997	8,015

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
ACHM Trust, Ser 2025-HE1, Cl A
Callable 09/25/31 @ $100.000
5.920%, 03/25/55(A)(B)	$3,133	$3,185
ACHV ABS Trust, Ser 2023-4CP, Cl E
Callable 02/25/26 @ $100.000
10.500%, 11/25/30(A)	500	509
Affirm Asset Securitization Trust, Ser 2023-X1, Cl D
Callable 10/15/25 @ $100.000
9.550%, 11/15/28(A)	110	111
Affirm Asset Securitization Trust, Ser 2024-A, Cl D
Callable 02/15/26 @ $100.000
6.890%, 02/15/29(A)	1,300	1,308
Affirm Asset Securitization Trust, Ser 2024-B, Cl E
Callable 09/15/26 @ $100.000
7.350%, 09/15/29(A)	2,000	2,014
Affirm Master Trust, Ser 2025-1A, Cl E
Callable 02/15/27 @ $100.000
7.180%, 02/15/33(A)	5,000	5,000
Ally Bank Auto Credit-Linked Notes, Ser 2024-A, Cl G
Callable 09/15/27 @ $100.000
12.748%, 05/17/32(A)	325	336
Ally Bank Auto Credit-Linked Notes, Ser 2024-B, Cl G
Callable 01/15/28 @ $100.000
11.395%, 09/15/32(A)	428	436
Aqua Finance Trust, Ser 2024-A, Cl A
Callable 10/17/31 @ $100.000
4.810%, 04/18/50(A)	6,687	6,750
Ascent Education Funding Trust, Ser 2024-A, Cl C
Callable 05/25/34 @ $100.000
8.010%, 10/25/50(A)	130	134
Avant Loans Funding Trust, Ser 2025-REV1, Cl D
Callable 12/15/26 @ $100.000
8.390%, 05/15/34(A)	725	740
Avis Budget Rental Car Funding AESOP, Ser 2025-8A, Cl D
7.520%, 02/20/30(A)	140	143
BRAVO Residential Funding Trust, Ser 2024-CES2, Cl A1A
Callable 09/25/27 @ $100.000
5.549%, 09/25/54(A)(C)	8,351	8,399

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Brex Commercial Charge Card Master Trust, Ser 2024-1, Cl B
11.590%, 07/15/27(A)	$500	$502
Carvana Auto Receivables Trust, Ser 2024-N3, Cl E
Callable 08/10/29 @ $100.000
7.660%, 04/12/32(A)	2,120	2,202
Carvana Auto Receivables Trust, Ser 2025-N1, Cl E
Callable 10/10/30 @ $100.000
7.730%, 08/10/32(A)	5,058	5,150
Cologix Data Centers US Issuer, Ser 2021-1A, Cl C
Callable 10/25/25 @ $100.000
5.990%, 12/26/51(A)	2,000	1,979
Consolidated Communications, Ser 2025-1A, Cl C
Callable 05/20/28 @ $100.000
9.408%, 05/20/55(A)	5,000	5,257
Consumer Portfolio Services Auto Trust, Ser 2025-B, Cl E
Callable 08/15/29 @ $100.000
7.950%, 03/15/33(A)	2,620	2,708
Ent Auto Receivables Trust, Ser 2023-1A, Cl D
Callable 04/15/28 @ $100.000
7.700%, 03/17/31(A)	1,560	1,642
Equify ABS, Ser 2024-1A, Cl A
Callable 04/15/28 @ $100.000
5.430%, 04/18/33(A)	3,034	3,037
Exeter Automobile Receivables Trust, Ser 2025-3A, Cl E
Callable 02/15/30 @ $100.000
7.520%, 12/15/32(A)	3,830	3,883
FIGRE Trust, Ser 2024-HE4, Cl A
Callable 11/25/29 @ $100.000
5.056%, 09/25/54(A)(B)	7,852	7,880
FIGRE Trust, Ser 2024-HE6, Cl A
Callable 05/25/30 @ $100.000
5.724%, 12/25/54(A)(B)	3,799	3,847
FIP Master Funding, Ser 2024-1A, Cl A1
4.880%, 10/15/54(A)	7,981	7,993
Flatiron CLO 23, Ser 2025-1A, Cl ER
Callable 07/17/26 @ $100.000
9.272%, TSFR3M + 4.950%, 04/17/36(A)(B)	2,100	2,109

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SEPTEMBER 30, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Flexential Issuer, Ser 2021-1A, Cl A2
Callable 11/25/25 @ $100.000
3.250%, 11/27/51(A)	$5,868	$5,696
Flexential Issuer, Ser 2021-1A, Cl B
Callable 11/25/25 @ $100.000
3.720%, 11/27/51(A)	1,500	1,453
Flexential Issuer, Ser 2021-1A, Cl C
Callable 11/25/25 @ $100.000
6.930%, 11/27/51(A)	5,000	4,915
GLS Auto Receivables Issuer Trust, Ser 2025-1A, Cl E
Callable 01/15/30 @ $100.000
7.190%, 03/15/32(A)	4,250	4,359
GLS Auto Receivables Issuer Trust, Ser 2025-2A, Cl E
Callable 12/15/29 @ $100.000
7.730%, 06/15/32(A)	1,720	1,785
GoodLeap Home Improvement Solutions Trust, Ser 2024-1A, Cl C
8.940%, 10/20/46(A)	844	881
Hertz Vehicle Financing III, Ser 2023-1A, Cl 1D
9.130%, 06/25/27(A)	470	476
Hertz Vehicle Financing III, Ser 2023-2A, Cl D
9.400%, 09/25/29(A)	250	260
Hertz Vehicle Financing III, Ser 2023-4A, Cl D
9.440%, 03/25/30(A)	290	303
Hertz Vehicle Financing III, Ser 2025-1A, Cl D
Callable 09/25/28 @ $100.000
7.980%, 09/25/29(A)	580	580
Hertz Vehicle Financing III, Ser 2025-2A, Cl D
Callable 09/25/30 @ $100.000
8.340%, 09/25/31(A)	1,280	1,285
Hertz Vehicle Financing, Ser 2022-2A, Cl D
Callable 06/25/27 @ $100.000
5.160%, 06/26/28(A)	250	244
Hertz Vehicle Financing, Ser 2022-5A, Cl D
Callable 09/25/27 @ $100.000
6.780%, 09/25/28(A)	1,370	1,367
Home RE, Ser 2023-1, Cl M2
Callable 10/25/28 @ $100.000
10.356%, SOFR30A + 6.000%, 10/25/33(A)(B)	720	769

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SEPTEMBER 30, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Hotwire Funding, Ser 2024-1A, Cl C
Callable 06/20/27 @ $100.000
9.188%, 06/20/54(A)	$140	$147
Island Finance Trust, Ser 2025-1A, Cl B
Callable 11/17/26 @ $100.000
7.950%, 03/19/35(A)	300	305
Island Finance Trust, Ser 2025-1A, Cl C
Callable 11/17/26 @ $100.000
10.000%, 03/19/35(A)	350	356
Kapitus Asset Securitization V, Ser 2025-1A, Cl D
Callable 05/10/27 @ $100.000
10.920%, 04/10/32(A)	550	550
Mariner Finance Issuance Trust, Ser 2024-AA, Cl D
Callable 08/20/27 @ $100.000
6.770%, 09/22/36(A)	570	585
Marlette Funding Trust, Ser 2023-2A, Cl D
Callable 05/15/27 @ $100.000
7.920%, 06/15/33(A)	1,670	1,706
MetroNet Infrastructure Issuer, Ser 2025-2A, Cl C
Callable 08/20/28 @ $100.000
7.830%, 08/20/55(A)	1,500	1,522
MPOWER Education Trust, Ser 2025-A, Cl A
6.620%, 07/21/42(A)	2,924	2,954
OnDeck Asset Securitization IV, Ser 2025-1A, Cl D
Callable 04/17/27 @ $100.000
8.770%, 04/19/32(A)	100	100
OnDeck Asset Securitization Trust IV, Ser 2024-2A, Cl C
Callable 10/17/26 @ $100.000
7.030%, 10/17/31(A)	1,300	1,303
OnDeck Asset Securitization Trust IV, Ser 2024-2A, Cl D
Callable 10/17/26 @ $100.000
9.490%, 10/17/31(A)	140	142
Pagaya AI Debt Grantor Trust, Ser 2025-3, Cl D
Callable 05/15/27 @ $100.000
6.988%, 12/15/32(A)	200	203
PEAC Solutions Receivables, Ser 2024-2A, Cl A3
Callable 07/20/27 @ $100.000
4.650%, 10/20/31(A)	5,000	5,031

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SEPTEMBER 30, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Progress Residential Trust, Ser 2024-SFR2, Cl F
3.650%, 04/17/41(A)(B)	$690	$615
Purchasing Power Funding, Ser 2024-A, Cl D
7.260%, 08/15/28(A)	450	453
Radnor RE, Ser 2022-1, Cl M2
Callable 12/25/27 @ $100.000
12.856%, SOFR30A + 8.500%, 09/25/32(A)(B)	6,500	7,284
RCKT Mortgage Trust, Ser 2024-CES7, Cl A1A
Callable 09/25/27 @ $100.000
5.158%, 10/25/44(A)(C)	3,838	3,847
Reach ABS Trust, Ser 2025-1A, Cl D
Callable 07/15/29 @ $100.000
7.750%, 08/16/32(A)	260	267
Reach ABS Trust, Ser 2025-2A, Cl D
Callable 06/15/29 @ $100.000
7.310%, 08/18/32(A)	1,530	1,552
Regional Management Issuance Trust, Ser 2024-1, Cl D
Callable 06/15/27 @ $100.000
7.460%, 07/15/36(A)	2,500	2,584
Republic Finance Issuance Trust, Ser 2024-B, Cl D
Callable 11/20/27 @ $100.000
8.830%, 11/20/37(A)	2,970	3,061
SAIF Securitization Trust, Ser 2025-CES1, Cl B1
Callable 08/25/28 @ $100.000
7.234%, 06/25/65(A)(B)	1,000	1,002
STAR Trust, Ser 2024-SFR4, Cl A
5.900%, TSFR1M + 1.750%, 10/17/41(A)(B)	9,978	10,015
Switch ABS Issuer, Ser 2024-2A, Cl C
Callable 06/25/27 @ $100.000
10.033%, 06/25/54(A)	4,500	4,646
Towd Point Asset Trust, Ser 2021-SL1, Cl D
5.950%, TSFR1M + 1.814%, 11/20/61(A)(B)	3,130	3,079
Uniti Fiber Abs Issuer, Ser 2025-1A, Cl C
Callable 10/20/28 @ $100.000
9.018%, 04/20/55(A)	3,000	3,131
Upgrade Receivables Trust, Ser 2024-1A, Cl D
Callable 02/15/28 @ $100.000
8.900%, 02/18/31(A)	1,500	1,534

THE ADVISORS’ INNER CIRCLE FUND III

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SEPTEMBER 30, 2025

(Unaudited)

ASSET-BACKED SECURITIES — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Upgrade Receivables Trust, Ser 2024-1A, Cl E
Callable 02/15/28 @ $100.000
11.530%, 02/18/31(A)	$3,040	$3,118
Upstart Securitization Trust, Ser 2023-2, Cl C
Callable 03/20/27 @ $100.000
11.870%, 06/20/33(A)	1,134	1,217
Upstart Securitization Trust, Ser 2025-2, Cl D
Callable 07/20/29 @ $100.000
8.000%, 06/20/35(A)	2,580	2,632
Upstart Securitization Trust, Ser 2025-3, Cl D
Callable 06/20/29 @ $100.000
7.410%, 09/20/35(A)	1,000	996
US Bank, Ser 2023-1, Cl D
Callable 10/25/26 @ $100.000
13.597%, 08/25/32(A)	208	211
Verdant Receivables, Ser 2024-1A, Cl D
Callable 09/12/28 @ $100.000
7.230%, 12/12/31(A)	570	595
Vista Point Securitization Trust, Ser 2024-CES2, Cl A1
Callable 09/25/27 @ $100.000
5.252%, 10/25/54(A)(C)	6,173	6,163
VStrong Auto Receivables Trust, Ser 2023-A, Cl E
Callable 04/15/28 @ $100.000
9.990%, 12/16/30(A)	540	592
Westgate Resorts, Ser 2023-1A, Cl D
Callable 04/20/27 @ $100.000
10.140%, 12/20/37(A)	233	239
Westgate Resorts, Ser 2024-1A, Cl D
Callable 11/20/27 @ $100.000
9.260%, 01/20/38(A)	1,024	1,043

		188,593

TOTAL ASSET-BACKED SECURITIES
(Cost $297,727) (000)		300,577

CONVERTIBLE BONDS — 8.5%

CHINA — 1.3%
Alibaba Group Holding
0.500%, 06/01/31	3,847	7,067

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SEPTEMBER 30, 2025

(Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount (000)	Fair Value (000)
JD.com
0.250%, 06/01/29	$6,573	$7,046
Trip.com Group
0.750%, 06/15/29	6,798	8,664
		22,777
UNITED STATES — 7.2%
Akamai Technologies
0.250%, 05/15/33(A)	6,758	6,781
Alliant Energy
3.875%, 03/15/26	2,478	2,665
Cable One
0.000%, 03/15/26(E)	1,610	1,568
CenterPoint Energy
3.000%, 08/01/28(A)	6,813	6,918
CMS Energy
3.375%, 05/01/28	6,447	7,059
Coinbase Global
0.000%, 10/01/29(A)(E)	4,533	4,829
Dexcom
0.375%, 05/15/28	6,546	5,967
Duke Energy
4.125%, 04/15/26	6,845	7,348
Exact Sciences
2.000%, 03/01/30(A)	1,627	1,687
FirstEnergy
3.875%, 01/15/31(A)	6,853	7,394
Ford Motor
0.000%, 03/15/26(E)	1,318	1,336
GameStop
0.000%, 04/01/30(A)(E)	4,849	5,501
JetBlue Airways
2.500%, 09/01/29	2,666	2,753
MARA Holdings
0.000%, 03/01/30(A)(E)	3,290	3,287
NCL
0.750%, 09/15/30(A)	6,840	6,900
Northern Oil & Gas
3.625%, 04/15/29	6,019	6,028
PennyMac
8.500%, 06/01/29	238	245

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SEPTEMBER 30, 2025

(Unaudited)

CONVERTIBLE BONDS — continued
	Face Amount (000)	Fair Value (000)
PG&E
4.250%, 12/01/27	$6,861	$6,939
Redwood Trust
7.750%, 06/15/27	4,116	4,118
Rexford Industrial Realty
4.125%, 03/15/29(A)	2,228	2,243
Rivian Automotive
3.625%, 10/15/30	2,167	1,991
Southern
3.250%, 06/15/28(A)	6,809	6,891
Strategy
0.000%, 12/01/29(A)(E)	4,618	4,133
Super Micro Computer
3.500%, 03/01/29	3,675	3,745
Trump Media & Technology Group
0.000%, 05/29/28(A)(E)	4,787	4,455
Wayfair
3.500%, 11/15/28	1,651	3,423
Zscaler
0.000%, 07/15/28(A)(E)	6,861	6,803
		123,007
TOTAL CONVERTIBLE BONDS
(Cost $140,373) (000)		145,784

U.S. TREASURY OBLIGATIONS — 5.6%

U.S. Treasury Bills
4.511%, 10/02/25(G)	38,000	37,996
4.374%, 10/23/25(G)	43,000	42,894
4.010%, 11/18/25(G)	10,000	9,947

THE ADVISORS’ INNER CIRCLE FUND III

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SEPTEMBER 30, 2025

(Unaudited)

U.S. TREASURY OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
U.S. Treasury Notes
4.625%, 06/15/27	$5,000	$5,079

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $95,891) (000)		95,916

PURCHASED SWAPTIONS — 1.3%
	Notional Amount (000)^
PURCHASED SWAPTIONS
Total Purchased Swaptions(H) (Cost $–) (000)	2,438,500	$22,524
PREFERRED STOCK — 1.0%
	Shares
UNITED STATES — 1.0%
Financials — 0.8%
Adamas Trust, 6.875%	34,100	776
Apollo Global Management, 6.750%	37,500	2,635
Ares Management, 6.750%	40,042	1,990
PennyMac Mortgage Investment Trust, 9.000%	44,449	1,133
Shift4 Payments, 6.000%	68,610	6,509
TPG RE Finance Trust, 6.250%	12,403	220
Western Alliance Bancorp, 4.250%	19,200	435
		13,698
Information Technology — 0.1%
Hewlett Packard Enterprise, 7.625%	29,004	1,969

Real Estate — 0.0%
Brookfield Property Partners, 6.250%	20,460	323

Utilities — 0.1%
NextEra Energy, 7.299%	27,003	1,347

TOTAL PREFERRED STOCK
(Cost $17,894) (000)		17,337

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SEPTEMBER 30, 2025

(Unaudited)

EXCHANGE-TRADED FUND — 1.0%
	Shares	Fair Value (000)
UNITED STATES — 1.0%
iShares Bitcoin Trust ETF *	273,741	$17,793
TOTAL EXCHANGE-TRADED FUND
(Cost $16,894) (000)		17,793

PURCHASED OPTIONS — 0.7%
	Contracts
PURCHASED OPTIONS
Total Purchased Options(H) (Cost $11,202) (000)	3,261	$11,429
SHORT-TERM INVESTMENT — 1.3%
	Shares
BlackRock Cash Funds Treasury Fund - Institutional Shares
4.060%(I)	22,123,618	22,124

TOTAL SHORT-TERM INVESTMENT
(Cost $22,124) (000)		22,124

TOTAL INVESTMENTS — 218.9%
(Cost $3,662,643) (000)		$3,747,780

SECURITIES SOLD SHORT
CORPORATE OBLIGATIONS — (1.1)%
	Face Amount (000)	Fair Value (000)
UNITED STATES — (1.1)%
B&G Foods
8.000%, 09/15/28 (A)	$(1,670)	(1,618)
Cable One
4.000%, 11/15/30 (A)	(1,910)	(1,619)
Celanese US Holdings
6.500%, 04/15/30	(1,073)	(1,080)
CoreWeave
9.000%, 02/01/31 (A)	(1,344)	(1,377)
Full House Resorts
8.250%, 02/15/28 (A)	(1,519)	(1,409)
Hilton Grand Vacations Borrower
5.000%, 06/01/29 (A)	(1,021)	(982)
McAfee
7.375%, 02/15/30 (A)	(1,718)	(1,594)
Miter Brands Acquisition Holdco
6.750%, 04/01/32 (A)	(1,585)	(1,628)

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SEPTEMBER 30, 2025

(Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount (000)	Fair Value (000)
UNITED STATES — (continued)
Park-Ohio Industries
8.500%, 08/01/30 (A)	$(1,771)	$(1,836)
S&S Holdings
8.375%, 10/01/31 (A)	(1,888)	(1,851)
Specialty Building Products Holdings
7.750%, 10/15/29 (A)	(1,631)	(1,657)
Star Parent
9.000%, 10/01/30 (A)	(1,030)	(1,089)
Univision Communications
7.375%, 06/30/30 (A)	(1,090)	(1,095)

		(18,835)
TOTAL CORPORATE OBLIGATIONS
(Proceeds $(18,560)) (000)		(18,835)

U.S. TREASURY OBLIGATION — (1.4)%

U.S. Treasury Notes
4.625%, 06/15/27	(24,000)	(24,382)

Total U.S. Treasury Obligation
(Proceeds $(24,156)) (000)		(24,382)

COMMON STOCK — (4.3)%
	Shares
CHINA — (0.8)%
Consumer Discretionary — (0.8)%
Alibaba Group Holding ADR	(33,102)	(5,916)
JD.com ADR	(78,360)	(2,741)
Trip.com Group ADR	(77,103)	(5,798)

		(14,455)
UNITED STATES — (3.5)%
Communication Services — (0.1)%
Trump Media & Technology Group	(49,996)	(821)

Consumer Discretionary — (0.6)%
Ford Motor	(33,495)	(401)
GameStop, Cl A	(117,760)	(3,212)
Norwegian Cruise Line Holdings	(127,663)	(3,144)

THE ADVISORS’ INNER CIRCLE FUND III

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SEPTEMBER 30, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Fair Value (000)
UNITED STATES — (continued)
Rivian Automotive, Cl A	(70,426)	$(1,034)
Wayfair, Cl A	(31,803)	(2,841)

		(10,632)
Energy — (0.1)%
Northern Oil & Gas	(88,002)	(2,182)

Financials — (0.7)%
Apollo Global Management	(17,686)	(2,357)
Ares Management, Cl A	(9,796)	(1,567)
Coinbase Global, Cl A	(7,915)	(2,671)
Shift4 Payments, Cl A	(62,277)	(4,820)

		(11,415)
Health Care — (0.1)%
Dexcom	(11,810)	(795)
Exact Sciences	(12,482)	(683)

		(1,478)
Industrials — (0.1)%
JetBlue Airways	(343,479)	(1,690)

Information Technology — (0.7)%
Akamai Technologies	(50,831)	(3,851)
Hewlett Packard Enterprise	(67,289)	(1,653)
MARA Holdings	(86,576)	(1,581)
MicroStrategy, Cl A	(3,859)	(1,243)
Super Micro Computer	(29,000)	(1,390)
Zscaler	(7,779)	(2,331)

		(12,049)
Real Estate — 0.0%
Rexford Industrial Realty	(9,069)	(373)

Utilities — (1.1)%
Alliant Energy	(23,767)	(1,602)
CenterPoint Energy	(50,257)	(1,950)
CMS Energy	(44,376)	(3,251)
Duke Energy	(35,909)	(4,444)
FirstEnergy	(73,153)	(3,352)
NextEra Energy	(12,668)	(956)

THE ADVISORS’ INNER CIRCLE FUND III

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SEPTEMBER 30, 2025

(Unaudited)

COMMON STOCK — continued
	Shares	Fair Value (000)
UNITED STATES — (continued)
PG&E	(74,180)	$(1,119)
Southern	(19,491)	(1,847)

		(18,521)
		(59,161)
TOTAL COMMON STOCK
(Proceeds $(69,645)) (000)		(73,616)

TOTAL SECURITIES SOLD SHORT — (6.8)%
(Proceeds $(112,361)) (000)		$(116,833)

WRITTEN SWAPTIONS — (1.3)%
	Notional Amount (000)^
Total Written Swaptions(H) (Premiums Received $–) (000)	(3,035,500)	$(22,993)

WRITTEN OPTION — (0.1)%
	Contracts
Total Written Options(H) (Premiums Received $972) (000)	(18,000)	$(945)

^	Notional amount includes both U.S. Dollars and Euros. Refer to table below for the specific currency associated with each option.
*	Non-income producing security.
(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." On September 30, 2025, the value of these securities amounted $1,100,950 (000) and represented 64.3% of net assets.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on September 30, 2025. The coupon on a step bond changes on a specified date.
(D)	No rate available.
(E)	Zero Coupon Security.
(F)	Perpetual security with no stated maturity date.
(G)	The rate reported on the Schedule of Investments is the effective yield at the time of purchase.
(H)	Refer to table below for details on Options Contracts.

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SEPTEMBER 30, 2025

(Unaudited)

(I)	Rate shown is the 7-day effective yield as of September 30, 2025. The BlackRock Cash Funds Treasury Fund's financial statements are available on the SEC's website at https://www.sec.gov.

Open exchange-traded options contracts held by the Fund at September 30, 2025, are as follows:

PURCHASED OPTIONS — 0.1%
	Number of Contracts	Notional Amount (000)	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS
UNITED STATES — 0.1%
10 Year U.S. Treasury Long Bond Future Option	865	$971	$111.50	10/18/25	$1,041
10 Year U.S. Treasury Long Bond Future Option	993	1,115	113.50	10/18/25	217
					1,258
PUT OPTIONS
UNITED STATES — 0.0%
10 Year U.S. Treasury Long Bond Future Option	865	971	111.50	10/18/25	176
iShares Russell 2000 ETF	128	3,097	216.00	10/17/25	3
iShares Russell 2000 ETF	251	6,073	228.00	11/21/25	69
SPDR S&P 500 ETF Trust	70	4,663	615.00	10/17/25	5
SPDR S&P 500 ETF Trust	86	5,729	644.00	11/21/25	58
					311
Total Purchased Options					1,569

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SEPTEMBER 30, 2025

(Unaudited)

Open OTC options contracts held by the Fund at September 30, 2025, are as follows:

PURCHASED OPTIONS — 0.6%
	Counterparty	Number of Contracts	Notional Amount (000)^	Strike Price	Expiration Date	Fair Value (000)
CALL OPTIONS
EURO — 0.0%
EURIBOR Swap Rate Option(1)	Nomura Securities International	1	1,000,000	0.25%	07/17/28	$167
UNITED STATES — 0.6%
Convexity Dispersion Basket Option(2)	Goldman Sachs	1	50,000	14.09%	12/19/25	$7,354
Hybrid Binary Option(3)	Goldman Sachs	1	$200,000	$6,307.04	12/19/25	2,339
Total Purchased Options						$9,860
WRITTEN OPTION — (0.1)%
	Counterparty	Number of Contracts	Notional Amount (000)^	Strike Price	Expiration Date	Fair Value (000)
PUT OPTIONS
UNITED STATES — (0.1)%
CBOE Volatility Index	UBS	(18,000)	(29,304)	16.00	11/19/25	(945)
Total Written Options						$(945)

^ Notional amounts for OTC options are listed in their local currency.

(1) This option contract is purchased with strike conditions that must be met at expiry to exercise: 0.25% spread on EUR 10s30s yield curve and contingent on the 30-Year swap rate below 2.5%.

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(Unaudited)

(2) A long volatility exposure that earns a daily coupon derived from the volatility of the underlying names in a basket of GS risk recycled single stocks.

**CON121925: A long volatility exposure that earns a daily coupon derived from the volatility of the underlying names in a basket of GS risk recycled single stocks.

	Top Underlying Components	Notional	Percentage of Notional
Equity	BNP Paribas SA	$428,037	5.82%
	Bayerische Motoren Werke AG	393,470	5.35%
	Stellantis NV	324,337	4.41%
	Tenet Healthcare Corp	274,326	3.73%
	Datadog Inc	261,088	3.55%
	ROBLOX Corp	234,611	3.19%
	Dexcom Inc	232,405	3.16%
	LVMH Moet Hennessy Louis Vuitton SE	227,257	3.09%
	Jabil Inc	225,786	3.07%
	JPMorgan Chase & Co	217,696	2.96%
	Trade Desk Inc	215,489	2.93%
	BASF SE	213,283	2.90%
	Bank of America Corp	205,928	2.80%
	Anglo American PLC	197,838	2.69%
	Lonza Group AG	194,161	2.64%
	Archer-Daniels-Midland Co	191,219	2.60%
	Cie Financiere Richemont SA	189,013	2.57%
	Regions Financial Corp	183,129	2.49%
	Garmin Ltd	179,452	2.44%
	UniCredit SpA	177,245	2.41%
	CDW Corp	173,568	2.36%
	GoDaddy Inc	169,891	2.31%
	KeyCorp	166,949	2.27%
	Petroleo Brasileiro SA - Petrobras	165,478	2.25%
	Dynatrace Inc	160,330	2.18%
	Newmont Corp	159,594	2.17%
	Atlassian Corp	156,653	2.13%
	Shopify Inc	155,917	2.12%
	Banca Monte dei Paschi di Siena SpA	152,975	2.08%
	Netflix Inc	151,504	2.06%
	Airbnb Inc	150,033	2.04%
	Alcoa Corp	147,092	2.00%
	Doordash Inc	141,208	1.92%
	Gitlab Inc	130,176	1.77%
	Roku Inc	128,705	1.75%
	Monday.com Ltd	115,467	1.57%

(3) This option contract is purchased with two strike conditions that must be met at expiry to exercise: SPX is priced between $6,307.04 - $6,607.37 and the 2-Year SOFR rate is between 3.5% - 4.0%.

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Open OTC swaptions contracts held by the Fund at September 30, 2025, are as follows:
Description	Counterparty	Notional Amount (000)^	Strike Price	Expiration Date	Value (000)
PURCHASED SWAPTIONS — 1.3%
Call Swaptions
USD-SOFR Swaption Receiver	Nomura Securities International	52,200	4.48%	09/26/2035	$1,716
USD-SOFR Swaption Receiver	Nomura Securities International	60,000	4.27%	01/16/2035	3,113

		112,200			4,829
Put Swaptions
EURIBOR Swaption Payer	Nomura Securities International	925,000	2.17%	09/07/2026	1,337
USD-SOFR Swaption Payer	Nomura Securities International	300,000	4.40%	01/16/2035	9,499
USD-SOFR Swaption Payer	Nomura Securities International	500,000	2.93%	09/08/2026	1,265
USD-SOFR Swaption Payer	Nomura Securities International	20,300	4.22%	09/26/2030	1,032
USD-SOFR Swaption Payer	Nomura Securities International	500,000	2.93%	09/08/2026	443
USD-SOFR Swaption Straddle	Nomura Securities International	81,000	4.22%	09/26/2030	4,119

		2,326,300			17,695
Total Purchased Swaptions		2,438,500			$22,524
WRITTEN SWAPTIONS — (1.4)%
Put Swaptions
EURIBOR Swaption Payer	Nomura Securities International	(925,000)	1.97%	09/07/2026	$(1,635)
EURIBOR Swaption Payer	Nomura Securities International	(1,000,000)	2.07%	09/07/2026	(458)
USD-SOFR Swaption Payer	Nomura Securities International	(500,000)	3.33%	09/08/2026	(1,065)

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Open OTC swaptions contracts held by the Fund at September 30, 2025, are as follows:
Description	Counterparty	Notional Amount (000)	Strike Price	Expiration Date	Value (000)
WRITTEN SWAPTIONS (continued)
USD-SOFR Swaption Payer	Nomura Securities International	(60,000)	4.27%	01/16/2035	(3,667)
USD-SOFR Swaption Payer	Nomura Securities International	(52,200)	4.48%	09/26/2035	(1,706)
USD-SOFR Swaption Payer	Nomura Securities International	(350,000)	6.40%	01/16/2035	(9,223)
USD-SOFR Swaption Straddle	Nomura Securities International	(128,000)	4.48%	09/26/2035	(4,183)
		(3,015,200)			$(21,937)
Call Swaptions
USD-SOFR Swaption Receiver	Nomura Securities International	(20,300)	4.22%	09/26/2030	$(1,056)
Total Written Swaptions		(3,035,500)			$(22,993)

^ Notional amounts for OTC swaptions are listed in their local currency.

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Open futures contracts held by the Fund at September 30, 2025, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation/ (Depreciation) (000)
Long Contracts
S&P 500 Annual Dividend Index	2,876	Dec-2027	$49,949	$56,981	$7,032
U.S. 5-Year Treasury Note	195	Dec-2025	21,268	21,293	25
			71,217	78,274	7,057
Short Contracts
3 Month SOFR	(927)	Jun-2026	$(224,424)	$(223,651)	$773
3 Month SOFR	(927)	Jun-2027	(224,199)	(224,601)	(402)
3 Month SOFR	(927)	Sep-2026	(224,510)	(224,137)	373
3 Month SOFR	(927)	Sep-2027	(224,670)	(224,566)	104
3 Month SOFR	(927)	Dec-2025	(223,928)	(222,381)	1,546
3 Month SOFR	(927)	Dec-2026	(224,043)	(224,450)	(407)
3 Month SOFR	(927)	Mar-2026	(224,246)	(223,210)	1,036
3 Month SOFR	(927)	Mar-2027	(224,584)	(224,577)	7
EURO STOXX® Quality Dividend 50 Index	(3,000)	Dec-2026	(54,590)	(56,214)	(1,241)
U.S. 2-Year Treasury Note	(5,158)	Dec-2025	(1,074,274)	(1,074,919)	(645)
U.S. 10-Year Treasury Note	(6,481)	Dec-2025	(727,143)	(729,112)	(1,969)
U.S. Ultra Long Treasury Bond	(47)	Dec-2025	(5,485)	(5,643)	(158)
			(3,656,096)	(3,657,461)	(983)
			$(3,584,879)	$(3,579,187)	$6,074

^ The foreign exchange rates for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened. Notional amount is listed in Euro.

Open forward foreign currency contracts held by the Fund at September 30, 2025, are as follows:

Counterparty	Settlement Date	Currency to Deliver (000)		Currency to Receive (000)		Unrealized Appreciation (000)
JPMorgan Chase Bank	10/17/25	EUR	4,521	USD	5,326	$12
JPMorgan Chase Bank	10/17/25	GBP	6,428	USD	8,736	90
						$102

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SEPTEMBER 30, 2025

(Unaudited)

Open centrally cleared swap contracts held by the Fund at September 30, 2025, are as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts	(000)	Net Unrealized Appreciation (Depreciation) (000)
3.8795%	SOFR INDEX	Monthly	09/17/2026	USD	17,000	$(45)	$–		$(45)
4.091%	SOFR INDEX	Annually	07/30/2040	USD	140	(3)	–		(3)
3.979%	SOFR INDEX	Annually	07/30/2037	USD	580	(12)	–		(12)
3.882%	SOFR INDEX	Annually	07/30/2035	USD	180	(3)	–		(3)
3.715%	SOFR INDEX	Annually	07/30/2032	USD	1,228	(17)	–		(17)
3.657%	SOFR INDEX	Annually	07/30/2031	USD	715	(8)	–		(8)
3.657%	SOFR INDEX	Annually	07/30/2031	USD	506	(6)	–		(6)
4.173%	SOFR INDEX	Annually	07/30/2045	USD	260	(8)	–		(8)
3.605%	SOFR INDEX	Annually	07/30/2030	USD	18,302	(164)	–		(164)
3.572%	SOFR INDEX	Annually	07/30/2029	USD	13,834	(94)	1		(95)
3.572%	SOFR INDEX	Annually	07/30/2029	USD	18,956	(129)	–		(129)
3.576%	SOFR INDEX	Annually	07/30/2028	USD	16,361	(79)	–		(79)
3.576%	SOFR INDEX	Annually	07/30/2028	USD	4,058	(20)	–		(20)
3.671%	SOFR INDEX	Annually	07/30/2027	USD	19,287	(64)	(1)		(63)
3.671%	SOFR INDEX	Annually	07/30/2027	USD	17,142	(57)	(1)		(56)
3.34071%	SOFR INDEX	Annually	02/28/2030	USD	21,000	(16)	–		(16)
4.168%	SOFR INDEX	Annually	07/30/2050	USD	440	(14)	–		(14)
						$(739)	$(1)		$(738)

Open OTC swap contracts held by the Fund at September 30, 2025, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/ Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Upfront Payments/ Receipts	(000)	Net Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase	CDX.NA.HY.43 (4Y)	Buy	5.00%	Quarterly	12/20/2029	$1,500	$(234)	$(104)		$(130)
JPMorgan Chase	CDX.NA.HY.43 (4Y)	Buy	5.00%	Quarterly	12/20/2029	20,700	(3,222)	(2,011)		(1,211)
JPMorgan Chase	CDX.NA.HY.43 (4Y)	Buy	5.00%	Quarterly	12/20/2029	1,500	(128)	(213)		85
JPMorgan Chase	CDX.NA.HY.43 (4Y)	Buy	5.00%	Quarterly	12/20/2029	9,750	(1,758)	(1,690)		(68)
							$(5,342)	$(4,018)		$(1,324)

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(Unaudited)

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (000)^	Fair Value (000)	Upfront Payments/ Receipts	(000)	Net Unrealized Appreciation (Depreciation) (000)
Bank of America	**BABXRPFV INDEX	0.00%	TOTAL RETURN	Monthly	01/21/26	USD	54,901	$(55)	$–		$(55)
Bank of America	**BAFXCAVE INDEX	0.00%	TOTAL RETURN	Monthly	09/22/26	USD	99,239	–	–		–
Bank of America	**MLFSLGLB INDEX	SOFR +0.40%	TOTAL RETURN	Quarterly	08/21/26	USD	49,831	1,086	–		1,086
Bank of America	**MLFSSGLB INDEX	TOTAL RETURN	SOFR +0.20%	Quarterly	08/21/26	USD	48,923	(494)	–		(494)
BNP Paribas	**BPFXMRGU INDEX	0.10%	TOTAL RETURN	Quarterly	09/18/26	USD	39,873	(124)	–		(124)
Deutsche Bank	**DBGNLASU INDEX	0.00%	TOTAL RETURN	Quarterly	01/26/26	USD	45,557	1,554	–		1,554
Goldman Sachs	**GSCBAHPA INDEX	CNH-HIBOR +0.40%	TOTAL RETURN	Monthly	08/21/26	CNH	254,225	(580)	–		(580)
Goldman Sachs	**GSCBAHPH INDEX	TOTAL RETURN	HKD-HIBOR -0.50%	Monthly	08/21/26	HKD	270,114	(789)	–		(789)
Goldman Sachs	**GSCBEJFB INDEX	SOFR +0.42%	TOTAL RETURN	Monthly	10/31/25	USD	148,898	(63)	–		(63)
Goldman Sachs	**GSFS100D INDEX	SOFR +0.25%	TOTAL RETURN	Monthly	05/28/26	USD	28,189	620	–		620
Goldman Sachs	**GSVIU17I INDEX	-0.20%	TOTAL RETURN	Quarterly	10/06/26	USD	34,988	12	–		12
Goldman Sachs	**GSXAF22F INDEX	-0.20%	TOTAL RETURN	Quarterly	09/24/26	USD	34,861	327	–		327
Goldman Sachs	**GSXUAMER INDEX	TOTAL RETURN	SOFR -0.10%	Quarterly	05/31/26	USD	28,610	605	–		605
Goldman Sachs	**GSXUINTL INDEX	SOFR +0.25%	TOTAL RETURN	Quarterly	05/31/26	USD	28,821	(322)	–		(322)
Goldman Sachs	SPSIRBKT INDEX	TOTAL RETURN	-0.20%	Monthly	10/31/25	USD	135,162	–	–		–
Goldman Sachs	X7 INDEX	TOTAL RETURN	SOFR -0.10%	Quarterly	05/31/26	USD	28,393	(435)	–		(435)
JPMorgan Chase	IBOXHY INDEX	TOTAL RETURN	SOFR	Quarterly	12/20/25	USD	16,550	(601)	73		(674)
JPMorgan Chase	IBOXHY INDEX	TOTAL RETURN	SOFR	Quarterly	03/20/26	USD	21,656	3	225		(222)
Macquarie Bank Limited	**MQIS311 INDEX	0.25%	TOTAL RETURN	Monthly	03/26/26	USD	119,847	(5)	–		(5)
Morgan Stanley	**MSQSPB12 INDEX	0.00%	TOTAL RETURN	Quarterly	11/12/26	USD	87,603	(577)	–		(577)
Nomura Securities International	**NMIVRU3 INDEX	0.00%	TOTAL RETURN	Quarterly	09/29/26	USD	500	245	–		245
Nomura Securities International	**NMSY2RNU INDEX	0.15%	TOTAL RETURN	Quarterly	07/31/26	USD	74,878	422	–		422
Societe Generale	**SGMDSBVH INDEX	0.20%	TOTAL RETURN	Quarterly	04/02/26	USD	74,343	(93)	–		(93)
UBS	**UBCSGGV3 INDEX	0.20%	TOTAL RETURN	Quarterly	05/19/26	USD	53,833	1,575	–		1,575
							1,779,795	$2,311	$298		$2,013

^ Notional amounts for OTC swaps are listed in their local currency.

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SEPTEMBER 30, 2025

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** The following tables represent the individual underlying components comprising the Index Basket Swaps at September 30, 2025.

**BABXRPFV Index: A commodity volatility multi-factor basket of four commodity strategies with equally weighted risk contributions targeting three factors: Vol Carry, Vol Hedging, and Relative Value Vol

	Top Underlying Components	Notional	Percentage of Notional
Future	LME Copper Futures November 25	$4,562,558	8.32%
	Gold 100 oz Futures December 25	(3,517,005)	-6.41%
	LME Copper Futures December 25	3,174,517	5.79%
	LME Zinc Futures November 25	2,761,989	5.04%
	WTI Crude Futures November 25	2,335,100	4.26%
	WTI Crude Futures December 25	1,739,482	3.17%
	LME Copper Futures January 26	1,634,636	2.98%
	Brent Crude Futures December 25	(1,446,232)	-2.64%
	LME Zinc Future December 25	1,107,030	2.02%
	Brent Crude Futures January 26	(774,292)	-1.41%
	Corn Futures December 25	(617,235)	-1.13%
	Brent Crude Futures February 26	(596,694)	-1.09%
	WTI Crude Futures January 26	(296,607)	-0.54%
	Natural Gas Futures December 25	(212,779)	-0.39%
	WTI Crude Futures February 26	191,124	0.35%
	Corn Futures March 26	(165,359)	-0.30%
	LME Nickel Futures November 25	90,506	0.17%
	LME Nickel Futures December 25	(85,174)	-0.16%
	Brent Crude Futures March 26	(72,192)	-0.13%
	Natural Gas Futures January 26	(71,106)	-0.13%
Option	Put Option on Crude Oil Futures (IPE) February26	(1,322,700)	-2.41%
	Call Option on Crude Oil Futures (IPE) February26	(1,017,820)	-1.86%
	Put Option on Crude Oil Futures (IPE) January 26	(1,015,845)	-1.85%
	Put Option on Crude Oil Futures January 26	882,299	1.61%
	Put Option on Crude Oil Futures (IPE) December 25	(820,779)	-1.50%
	Call Option on Crude Oil Futures January 26	805,871	1.47%
	Put Option on Crude Oil Futures December 25	784,789	1.43%
	Call Option on Crude Oil Futures (IPE) January 26	(774,350)	-1.41%
	Put Option on Crude Oil Futures February26	655,791	1.20%
	Call Option on Crude Oil Futures (IPE) December 25	(569,933)	-1.04%
	Put Option on Crude Oil Futures November 25	555,999	1.01%
	Call Option on Crude Oil Futures February26	518,626	0.95%
	Put Option on Crude Oil Futures (IPE) March 26	(481,317)	-0.88%
	Call Option on Crude Oil Futures December 25	451,495	0.82%
	Call Option on Copper Futures (LME) November 25	(427,209)	-0.78%
	Call Option on Copper Futures (LME) December 25	(395,989)	-0.72%
	Call Option on Crude Oil Futures (IPE) March 26	(376,930)	-0.69%
	Call Option on Gold Futures (CMX) December 25	363,860	0.66%
	Call Option on Copper Futures (LME) January 26	(351,310)	-0.64%
	Put Option on Corn Futures December 25	(348,615)	-0.64%
	Put Option on Corn Futures March 26	(296,899)	-0.54%
	Call Option on Zinc Futures (LME) November 25	(289,017)	-0.53%
	Call Option on Corn Futures December 25	(273,446)	-0.50%
	Call Option on Crude Oil Futures November 25	259,657	0.47%
	Call Option on Corn Futures March 26	(241,791)	-0.44%
	Call Option on Zinc Futures (LME) December 25	(216,530)	-0.39%
	Put Option on Copper Futures (LME) Option January 26	(179,820)	-0.33%
	Put Option on Zinc Futures (LME) December 25	(105,059)	-0.19%
	Put Option on Copper Futures (LME) December 25	(80,195)	-0.15%

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SEPTEMBER 30, 2025

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Put Option on Nickle (LME) Futures December 25	$(70,954)	-0.13%

**BAFXCAVE Index: An FX multi-factor basket of 4 equally weighted FX strategies: Cross-Sectional Carry EM, Defensive Carry, PPP Value G10 and PPP Value EM.
	Top Underlying Components	Notional	Percentage of Notional
FX Contract	Singapore Dollar 2 Month	$(23,417,795)	-23.60%
	INR Non-Deliverable Forward Points 2 Month	22,485,073	22.66%
	Swiss Franc 2 Month	(21,571,026)	-21.74%
	PHP Onshore Points 2 Month	18,645,491	18.79%
	Australian Dollar 2 Month	(17,158,199)	-17.29%
	Japanese Yen 2 Month	17,002,445	17.13%
	New Romanian Leu 2 Month	16,708,205	16.84%
	BRL Fwd Points 2 Month	13,678,677	13.78%
	IDR Non-Deliverable Forward Points 2 Month	10,428,865	10.51%
	KRW Onshore Points 2 Month	(9,542,391)	-9.62%
	Czech Koruna 2 Month	(8,017,150)	-8.08%
	CNH Fwd Points 2 Month	(7,327,007)	-7.38%
	Canadian Dollar 2 Month	7,218,743	7.27%
	Euro 2 Month	6,540,791	6.59%
	Norwegian Krone 2 Month	(6,054,605)	-6.10%
	Swedish Krona 2 Month	(5,108,888)	-5.15%
	COP Ndf Points 2 Month	3,141,584	3.17%
	New Zealand Dollar 2 Month	(3,108,432)	-3.13%
	PEN Fwd Points 2 Month	2,904,089	2.93%
	Israeli Shekel 2 Month	(2,839,152)	-2.86%
	British Pound 2 Month	(2,546,789)	-2.57%
	Mexican Peso 2 Month	(2,432,197)	-2.45%
	Taiwan Dollar 2 Month	(2,410,319)	-2.43%
	Hungarian Forint 2 Month	2,326,311	2.34%
	Polish Zloty 2 Month	(2,168,152)	-2.18%
	CLP Ndf Points 2 Month	(1,593,252)	-1.61%
	Thai Baht 2 Month	296,903	0.30%
	S. African Rand 2 Month	46,297	0.05%

**MLFSLGLB Index: A basket of stocks seeking long exposure to artificial intelligence across a universe of AI Adopters, AI Robotics, and AI Healthcare.
	Top Underlying Components	Notional	Percentage of Notional
Equity	Schrodinger Inc	$925,853	1.81%
	IQVIA Holdings Inc	915,783	1.79%
	Becton Dickinson & Co	869,004	1.70%
	McKesson Corp	662,850	1.30%
	Schneider Electric SE	648,461	1.27%
	RadNet Inc	637,628	1.25%
	DigitalOcean Holdings Inc	632,764	1.24%
	Quest Diagnostics Inc	630,010	1.23%
	HCA Healthcare Inc	619,995	1.21%
	Cloudflare Inc	619,657	1.21%
	Johnson & Johnson	618,605	1.21%
	Pfizer Inc	610,033	1.19%
	Adobe Inc	600,720	1.18%
	Spotify Technology S.A.	595,854	1.17%
	Axon Enterprise Inc	587,615	1.15%
	Snowflake Inc	583,522	1.14%
	Option Care Health Inc	569,588	1.11%

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SEPTEMBER 30, 2025

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	GoDaddy Inc	$566,152	1.11%
	Bristol-Myers Squibb Co	563,554	1.10%
	Omnicell Inc	550,647	1.08%
	Trade Desk Inc	540,903	1.06%
	Nebius Group NV	507,562	0.99%
	Humana Inc	495,184	0.97%
	Fortrea Holdings Inc	467,501	0.91%
	CoreWeave Inc	451,796	0.88%
	Intel Corp	414,845	0.81%
	Alibaba Group Holding Ltd	388,442	0.76%
	Ginkgo Bioworks Holdings Inc	381,900	0.75%
	Applied Materials Inc	375,416	0.73%
	Wix.com Ltd	364,389	0.71%
	InterDigital Inc	359,364	0.70%
	Crowdstrike Holdings Inc	352,407	0.69%
	BE Semiconductor Industries NV	346,850	0.68%
	Prosus NV	345,593	0.68%
	Certara Inc	345,364	0.68%
	Dell Technologies	338,989	0.66%
	Halliburton Co	338,143	0.66%
	Duolingo Inc	337,820	0.66%
	Teradyne Inc	329,713	0.65%
	Zscaler Inc	328,895	0.64%
	Wolters Kluwer NV	327,109	0.64%
	Fortinet Inc	325,920	0.64%
	Nutanix Inc	324,970	0.64%
	Sempra Energy	324,884	0.64%
	Baker Hughes Co	321,264	0.63%
	Kingsoft Cloud Holdings Ltd	320,884	0.63%
	Lockheed Martin Corp	319,616	0.63%
	Interactive Brokers Group Inc	319,475	0.63%
	EssilorLuxottica SA	319,395	0.63%
	Citigroup Inc	316,967	0.62%

**MLFSSGLB Index: A basket of stocks meant as a market hedge to exposure of the AI Factor.
	Top Underlying Components	Notional	Percentage of Notional
Equity	Automatic Data Processing Inc	$(1,541,338)	3.10%
	BILL Holdings Inc	(1,399,946)	2.82%
	Cognizant Technology Solutions Corp	(1,385,281)	2.79%
	Paychex Inc	(1,378,487)	2.78%
	Omnicom Group Inc	(1,329,532)	2.68%
	VeriSign Inc	(1,261,763)	2.54%
	Dropbox Inc	(1,247,930)	2.51%
	H&R Block Inc	(1,118,668)	2.25%
	WNS Holdings Ltd	(1,116,583)	2.25%
	Infosys Ltd	(1,107,420)	2.23%
	Paycom Software Inc	(1,004,519)	2.02%
	Workiva Inc	(984,084)	1.98%
	Robert Half International Inc	(949,898)	1.91%
	Amdocs Ltd	(855,766)	1.72%
	AppLovin Corp	(846,747)	1.71%
	ManpowerGroup Inc	(816,895)	1.65%
	Globe Life Inc	(694,891)	1.40%
	Appian Corp	(694,481)	1.40%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Qualys Inc	$(605,647)	1.22%
	Tesla Inc	(595,831)	1.20%
	Warner Bros Discovery Inc	(580,715)	1.17%
	Tenable Holdings Inc	(568,343)	1.14%
	Five9 Inc	(558,762)	1.13%
	Palantir Technologies Inc	(525,380)	1.06%
	Electronic Arts Inc	(513,842)	1.04%
	Alphabet Inc	(505,195)	1.02%
	Alphabet Inc	(504,940)	1.02%
	Apple Inc	(478,108)	0.96%
	Doordash Inc	(470,806)	0.95%
	IDEXX Laboratories Inc	(462,353)	0.93%
	Take-Two Interactive Software Inc	(457,319)	0.92%
	PDD Holdings Inc	(441,407)	0.89%
	Monster Beverage Corp	(439,057)	0.88%
	RingCentral Inc	(438,868)	0.88%
	Ross Stores Inc	(432,930)	0.87%
	O'Reilly Automotive Inc	(422,784)	0.85%
	Concentrix Corp	(422,212)	0.85%
	Analog Devices Inc	(413,285)	0.83%
	Biogen Inc	(410,973)	0.83%
	NXP Semiconductors NV	(410,896)	0.83%
	Netflix Inc	(410,368)	0.83%
	Microsoft Corp	(405,222)	0.82%
	AstraZeneca PLC	(400,275)	0.81%
	Exelon Corp	(397,917)	0.80%
	Fastenal Co	(397,097)	0.80%
	CSX Corp	(391,720)	0.79%
	Linde Plc	(390,201)	0.79%
	Diamondback Energy Inc	(389,045)	0.78%
	Datadog Inc	(388,535)	0.78%
	MercadoLibre Inc	(388,519)	0.78%

**BPFXMRGU Index: This strategy aims to benefit from the tendency of FX rates of several G10 currency pairs to revert to their mean on the short-term by systematically taking long and short exposures in a basket of eight currency pairs.

	Top Underlying Components	Notional	Percentage of Notional
Currency	United States Dollar	$51,479,713	129.51%
FX Contract	NZD USD 1 Month Forward	15,843,851	39.86%
	AUD USD 1 Month Forward	(14,915,420)	-37.52%
	CHF USD 1 Month Forward	(11,574,623)	-29.12%
	NOK USD 1 Month Forward	(8,029,309)	-20.20%
	CAD USD 1 Month Forward	6,946,098	17.47%

**DBGNLASU Index: A dynamic multi-factor, multi-style portfolio that is updated monthly to optimize the best 1 month forward return by using machine learning to select from over 100 factors in a beta, sector, and region neutral format.

	Top Underlying Components	Notional	Percentage of Notional
FX Contract	United States Dollar	$53,394,465	113.34%
Currency	US Dollar Spot	(9,048,204)	-19.21%
Index	JPY Overnight Rate (Mid) Index	(4,637,725)	-9.84%
	Deutsche Bank SONIA Total Return Index	(2,754,363)	-5.85%
	Deutsche Bank Canadian Dollar ON Index	(2,211,343)	-4.69%
	Deutsche Bank Swiss Overnight Money Market Index	1,084,857	2.30%
	DB Euro Overnight Rate Index	(1,033,163)	-2.19%
	Deutsche Bank SEK Overnight Cash Index	988,697	2.10%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Deutsche Bank Australia Overnight Money Market TR Index	$(742,575)	-1.58%
Equity	Carvana Co	(509,527)	-1.08%
	Bristol-Myers Squibb Co	407,053	0.86%
	Seven & i Holdings Co Ltd	394,710	0.84%
	Fox Corp	383,290	0.81%
	Ryanair Holdings PLC	378,530	0.80%
	Subaru Corp	363,098	0.77%
	MicroStrategy Inc	(360,129)	-0.76%
	Imperial Brands PLC	358,563	0.76%
	Bombardier Inc	(357,923)	-0.76%
	Robinhood Markets Inc	(355,841)	-0.76%
	Amgen Inc	355,813	0.76%
	Sanofi SA	355,553	0.75%
	Affirm Holdings Inc	(354,871)	-0.75%
	Galaxy Entertainment Group Ltd	354,292	0.75%
	Vodafone Group PLC	354,157	0.75%
	Gilead Sciences Inc	353,202	0.75%
	AP Moller - Maersk A/S	347,325	0.74%
	EQT AB	(346,645)	-0.74%
	Kinross Gold Corp	343,616	0.73%
	Booking Holdings Inc	340,020	0.72%
	Lundin Gold Inc	334,267	0.71%
	Kraft Heinz Co	333,986	0.71%
	UnitedHealth Group Inc	329,795	0.70%
	Entegris Inc	(326,320)	-0.69%
	Humana Inc	326,056	0.69%
	Archer-Daniels-Midland Co	324,956	0.69%
	Coinbase Global Inc	(318,979)	-0.68%
	Fuji Electric Co Ltd	(318,763)	-0.68%
	Cigna Group/The	317,509	0.67%
	Monster Beverage Corp	317,043	0.67%
	Centene Corp	310,919	0.66%
	CF Industries Holdings Inc	308,450	0.65%
	Astellas Pharma Inc	306,959	0.65%
	Shionogi & Co Ltd	306,299	0.65%
	Sika AG	(304,086)	-0.65%
	VeriSign Inc	303,271	0.64%
	Lonza Group AG	(303,065)	-0.64%
	General Dynamics Corp	301,191	0.64%
	CK Hutchison Holdings Ltd	301,086	0.64%
	Elevance Health Inc	299,763	0.64%
	Adyen NV	(297,957)	-0.63%

**GSCBAHPA Index: A long basket of the A-shares of 46 Chinese companies.
	Top Underlying Components	Notional	Percentage of Notional
Equity	China Life Insurance Co Ltd	$2,120,942	6.04%
	New China Life Insurance Co Ltd	1,862,214	5.30%
	China Galaxy Securities Co Ltd	1,719,058	4.89%
	Great Wall Motor Co Ltd	1,578,655	4.49%
	Zijin Mining Group Co Ltd	1,575,190	4.48%
	CMOC Group Ltd	1,515,948	4.31%
	Agricultural Bank of China Ltd	1,190,640	3.39%
	China Pacific Insurance Group	1,184,002	3.37%
	Yankuang Energy Group Co Ltd	1,128,360	3.21%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Jiangxi Copper Co Ltd	$1,127,602	3.21%
	PetroChina Co Ltd	1,113,110	3.17%
	CITIC Securities Co Ltd	1,084,062	3.09%
	Industrial & Commercial Bank of China Ltd	1,081,203	3.08%
	China Shenhua Energy Co Ltd	1,065,173	3.03%
	China Construction Bank Corp	1,063,336	3.03%
	China Petroleum & Chemical Corp	1,024,861	2.92%
	COSCO SHIPPING Holdings Co Ltd	1,017,693	2.90%
	Bank of China Ltd	973,562	2.77%
	Ping An Insurance Group Co of China Ltd	968,989	2.76%
	Aluminum Corp of China Ltd	872,604	2.48%
	Tsingtao Brewery Co Ltd	872,104	2.48%
	China CITIC Bank Corp Ltd	749,186	2.13%
	China Coal Energy Co Ltd	713,618	2.03%
	BYD Co Ltd	691,677	1.97%
	Huaneng Power International Inc	598,992	1.70%
	Bank of Communications Co Ltd	586,953	1.67%
	Huatai Securities Co Ltd	556,246	1.58%
	Weichai Power Co Ltd	497,933	1.42%
	Fuyao Glass Industry Group Co	450,881	1.28%
	Goldwind Science & Technology	446,196	1.27%
	Anhui Conch Cement Co Ltd	415,539	1.18%
	CRRC Corp Ltd	406,818	1.16%
	China Oilfield Services Ltd	406,281	1.16%
	China Minsheng Banking Corp Ltd	404,932	1.15%
	GF Securities Co Ltd	354,230	1.01%
	China Railway Group Ltd	349,295	0.99%
	Hisense Home Appliances Group Co Ltd	237,837	0.68%
	Jiangsu Expressway Co Ltd	190,658	0.54%
	Shanghai Pharmaceuticals Holdings Co Ltd	186,374	0.53%
	China Everbright Bank Co Ltd	155,389	0.44%
	Datang International Power Generation Co Ltd	148,765	0.42%
	Dongfang Electric Corp Ltd	105,594	0.30%
	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	100,481	0.29%
	Shenzhen Expressway Corp Ltd	90,065	0.26%
	Livzon Pharmaceutical Group Inc	78,300	0.22%
	Anhui Expressway Co Ltd	76,051	0.22%

**GSCBAHPH Index: A short basket of the H-shares of 46 Chinese companies.
	Top Underlying Components	Notional	Percentage of Notional
Equity	Zijin Mining Group Co Ltd	$(2,090,729)	5.88%
	CMOC Group Ltd	(1,815,903)	5.10%
	New China Life Insurance Co Ltd	(1,684,663)	4.74%
	China Life Insurance Co Ltd	(1,417,335)	3.98%
	China Galaxy Securities Co Ltd	(1,372,903)	3.86%
	CITIC Securities Co Ltd	(1,338,500)	3.76%
	Great Wall Motor Co Ltd	(1,292,250)	3.63%
	China Pacific Insurance Group	(1,251,885)	3.52%
	China Shenhua Energy Co Ltd	(1,233,637)	3.47%
	PetroChina Co Ltd	(1,171,983)	3.29%
	Jiangxi Copper Co Ltd	(1,161,541)	3.26%
	Agricultural Bank of China Ltd	(1,123,309)	3.16%
	Ping An Insurance Group Co of China Ltd	(1,118,044)	3.14%
	China Construction Bank Corp	(1,107,271)	3.11%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Yankuang Energy Group Co Ltd	$(1,034,433)	2.91%
	COSCO SHIPPING Holdings Co Ltd	(1,030,141)	2.90%
	Aluminum Corp of China Ltd	(1,024,351)	2.88%
	Industrial & Commercial Bank of China Ltd	(1,019,016)	2.86%
	Bank of China Ltd	(959,684)	2.70%
	China Petroleum & Chemical Corp	(940,480)	2.64%
	Tsingtao Brewery Co Ltd	(840,450)	2.36%
	BYD Co Ltd	(836,580)	2.35%
	China CITIC Bank Corp Ltd	(834,389)	2.35%
	China Coal Energy Co Ltd	(699,501)	1.97%
	Bank of Communications Co Ltd	(683,648)	1.92%
	Huatai Securities Co Ltd	(630,287)	1.77%
	Weichai Power Co Ltd	(593,858)	1.67%
	Fuyao Glass Industry Group Co	(576,439)	1.62%
	Huaneng Power International Inc	(551,189)	1.55%
	Anhui Conch Cement Co Ltd	(504,084)	1.42%
	China Minsheng Banking Corp Ltd	(501,217)	1.41%
	Goldwind Science & Technology	(500,169)	1.41%
	CRRC Corp Ltd	(391,666)	1.10%
	GF Securities Co Ltd	(386,858)	1.09%
	China Railway Group Ltd	(298,620)	0.84%
	Hisense Home Appliances Group Co Ltd	(265,811)	0.75%
	China Oilfield Services Ltd	(241,681)	0.68%
	China Everbright Bank Co Ltd	(179,602)	0.50%
	Jiangsu Expressway Co Ltd	(164,118)	0.46%
	Shanghai Pharmaceuticals Holdings Co Ltd	(152,828)	0.43%
	Datang International Power Generation Co Ltd	(117,824)	0.33%
	Dongfang Electric Corp Ltd	(108,984)	0.31%
	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd	(85,840)	0.24%
	Livzon Pharmaceutical Group Inc	(84,504)	0.24%
	Shenzhen Expressway Corp Ltd	(79,963)	0.22%
	Anhui Expressway Co Ltd	(78,232)	0.22%

**GSCBEJFB Index: A long basket of small to medium sized banks that are attractive M&A targets in order to take advantage of the impending consolidation cycle as well as select positions in specialty finance and fintech companies.

	Top Underlying Components	Notional	Percentage of Notional
Equity	First Horizon Corp	$12,361,369	8.31%
	Truist Financial Corp	8,026,093	5.39%
	Webster Financial Corp	7,600,528	5.11%
	NB Bancorp Inc	6,746,778	4.53%
	Ameris Bancorp	6,745,626	4.53%
	Berkshire Hills Bancorp Inc	6,224,182	4.18%
	Valley National Bancorp	6,026,231	4.05%
	First Citizens BancShares Inc	5,936,879	3.99%
	First Foundation Inc	5,797,493	3.90%
	ConnectOne Bancorp Inc	5,787,714	3.89%
	TowneBank	5,782,508	3.89%
	Heritage Commerce Corp	5,406,733	3.63%
	BankUnited Inc	5,368,609	3.61%
	Stellar Bancorp Inc	5,351,476	3.60%
	Cadence Bank	5,052,398	3.39%
	Comerica Inc	4,964,307	3.34%
	Amerant Bancorp Inc	4,962,202	3.33%
	Banc of California Inc	4,708,138	3.16%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	International Bancshares Corp	$4,293,495	2.88%
	Old Second Bancorp Inc	4,164,584	2.80%
	Rithm Capital Corp	3,983,824	2.68%
	TriCo Bancshares	3,432,952	2.31%
	Old National Bancorp	3,348,152	2.25%
	Wintrust Financial Corp	3,147,906	2.12%
	Homestreet Inc	2,413,968	1.62%
	Wesbanco Inc	2,272,423	1.53%
	Firstsun Capital Bancorp	2,199,710	1.48%
	Carter Bankshares Inc	2,105,553	1.41%
	HomeTrust Bancshares Inc	1,744,984	1.17%
	Third Coast Bancshares Inc	1,618,394	1.09%
	Bridgewater Bancshares Inc	1,259,181	0.85%

**GSFS100D Index: A basket of stocks set to benefit from recent changes in US Tax code for Accelerated Bonus Depreciation.

	Top Underlying Components	Notional	Percentage of Notional
Equity	Norfolk Southern Corp	$457,585	1.58%
	CSX Corp	427,542	1.48%
	Advanced Micro Devices Inc	382,962	1.32%
	Emerson Electric Co	381,591	1.32%
	General Motors Co	331,372	1.15%
	Dt Midstream Inc	315,775	1.09%
	Caterpillar Inc	311,300	1.08%
	Delta Air Lines Inc	299,869	1.04%
	RTX Corp	299,086	1.03%
	Meta Platforms Inc	298,956	1.03%
	Union Pacific Corp	296,953	1.03%
	NVIDIA Corp	294,762	1.02%
	Southwest Airlines Co	294,299	1.02%
	Verizon Communications Inc	292,187	1.01%
	AT&T Inc	290,905	1.01%
	Targa Resources Corp	283,653	0.98%
	Rockwell Automation Inc	281,751	0.97%
	T-Mobile US Inc	280,728	0.97%
	Charter Communications Inc	278,124	0.96%
	Comcast Corp	273,855	0.95%
	Old Dominion Freight Line Inc	272,126	0.94%
	Eaton Corp PLC	271,408	0.94%
	Boeing Co	270,566	0.94%
	Amazon.com Inc	269,927	0.93%
	Honeywell International Inc	268,425	0.93%
	Alaska Air Group Inc	264,381	0.91%
	EOG Resources Inc	262,066	0.91%
	WW Grainger Inc	259,481	0.90%
	Permian Resources Corp	254,082	0.88%
	ONEOK Inc	251,411	0.87%
	Intel Corp	233,629	0.81%
	Lyft Inc	222,338	0.77%
	Trex Co Inc	220,928	0.76%
	Sphere Entertainment Co	205,822	0.71%
	Tesla Inc	197,824	0.68%
	Lumen Technologies Inc	194,343	0.67%
	American Superconductor Corp	191,493	0.66%
	Helmerich & Payne	190,094	0.66%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Olin Corp	$183,385	0.63%
	BorgWarner Inc	180,259	0.62%
	Chemours Co	178,757	0.62%
	Alphabet Inc	174,987	0.61%
	Alphabet Inc	174,654	0.60%
	MKS Instruments Inc	174,512	0.60%
	Apple Inc	172,303	0.60%
	Installed Building Products Inc	172,230	0.60%
	Allegiant Travel Co	169,894	0.59%
	Lockheed Martin Corp	168,230	0.58%
	Hewlett Packard Enterprise Co	166,523	0.58%
	Kodiak Gas Services Inc	164,354	0.57%

**GSVIU17I Index: This strategy goes long delta-hedged strangles on the S&P 500 and short delta-hedged strangles on the Top 50 underliers in the S&P 500.
	Top Underlying Components	Notional	Percentage of Notional
Option	SPX Put Nov25	$38,495,183	110.02%
	SPX Call Nov25	38,494,931	110.02%
	SPX Put Dec25	38,060,107	108.78%
	SPX Call Dec25	38,059,322	108.78%
	SPX Call Jan26	30,666,557	87.65%
	SPX Put Jan26	30,666,192	87.65%
	SPX Forward Nov25	(22,558,060)	-64.47%
	SPX Call Feb26	17,831,434	50.96%
	SPX Put Feb26	17,831,434	50.96%
	SPX Call Mar26	17,139,460	48.99%
	SPX Put Mar26	17,139,460	48.99%
	SPX Forward Dec25	(14,770,134)	-42.21%
	SPX Call Apr26	13,068,889	37.35%
	SPX Put Apr26	13,068,889	37.35%
	SPX Forward Jan26	(10,582,163)	-30.25%
	SPX Forward Feb26	(7,198,628)	-20.57%
	SPX Call May26	6,864,604	19.62%
	SPX Put May26	6,864,604	19.62%
	SPX Call Jun26	6,591,238	18.84%
	SPX Put Jun26	6,591,238	18.84%
	SPX Put Jul26	4,064,373	11.62%
	SPX Forward Mar26	(4,064,227)	-11.62%
	SPX Call Jul26	4,063,709	11.61%
	MSFT Call Dec25	(2,792,274)	-7.98%
	MSFT Put Dec25	(2,792,272)	-7.98%
	AAPL Call Dec25	(2,502,027)	-7.15%
	AAPL Put Dec25	(2,496,702)	-7.14%
	NVDA Put Dec25	(2,474,856)	-7.07%
	NVDA Call Dec25	(2,474,854)	-7.07%
	NVDA Call Nov25	(2,296,251)	-6.56%
	NVDA Put Nov25	(2,296,111)	-6.56%
	NVDA Put Jan26	(2,246,412)	-6.42%
	NVDA Call Jan26	(2,245,587)	-6.42%
	SPX Forward Apr26	(2,043,252)	-5.84%
	MSFT Call Jan26	(1,977,910)	-5.65%
	MSFT Put Jan26	(1,977,861)	-5.65%
	AAPL Put Jan26	(1,968,555)	-5.63%
	AAPL Call Jan26	(1,968,532)	-5.63%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
NVDA Put Mar26	$(1,518,140)	-4.34%
NVDA Call Mar26	(1,518,131)	-4.34%
AMZN Put Dec25	(1,452,076)	-4.15%
AMZN Call Dec25	(1,452,075)	-4.15%
AAPL Call Nov25	(1,352,699)	-3.87%
AAPL Put Nov25	(1,352,699)	-3.87%
MSFT Call Mar26	(1,337,331)	-3.82%
MSFT Put Mar26	(1,337,330)	-3.82%
SPX Forward May26	(1,331,432)	-3.81%
AAPL Put Mar26	(1,327,236)	-3.79%
AAPL Call Mar26	(1,327,235)	-3.79%
AAPL Forward Dec25	1,262,343	3.61%
AMZN Call Jan26	(1,184,388)	-3.39%
AMZN Put Jan26	(1,184,346)	-3.39%
MSFT Forward Dec25	1,182,875	3.38%
AVGO Call Dec25	(1,077,107)	-3.08%
AVGO Put Dec25	(1,077,102)	-3.08%
AMZN Put Nov25	(1,061,094)	-3.03%
AMZN Call Nov25	(1,061,092)	-3.03%
MSFT Call Nov25	(1,038,292)	-2.97%
MSFT Put Nov25	(1,038,292)	-2.97%
AAPL Forward Jan26	1,034,258	2.96%
AAPL Forward Nov25	1,015,347	2.90%
META Put Dec25	(955,387)	-2.73%
META Call Dec25	(955,378)	-2.73%
GOOGL Call Dec25	(923,545)	-2.64%
GOOGL Put Dec25	(923,545)	-2.64%
GOOGL Call Dec25	(869,064)	-2.48%
GOOGL Put Dec25	(869,063)	-2.48%
TSLA Put Nov25	(845,347)	-2.42%
TSLA Call Nov25	(845,343)	-2.42%
META Call Jan26	(815,271)	-2.33%
META Put Jan26	(815,235)	-2.33%
AMZN Call Mar26	(801,181)	-2.29%
AMZN Put Mar26	(801,181)	-2.29%
NVDA Forward Dec25	787,022	2.25%
TSLA Put Dec25	(783,189)	-2.24%
TSLA Call Dec25	(783,186)	-2.24%
GOOGL Call Jan26	(749,008)	-2.14%
GOOGL Put Jan26	(748,998)	-2.14%
TSLA Put Jan26	(730,214)	-2.09%
TSLA Call Jan26	(730,207)	-2.09%
NVDA Forward Nov25	729,908	2.09%
AVGO Put Jan26	(724,397)	-2.07%
AVGO Call Jan26	(724,385)	-2.07%
META Call Nov25	(719,042)	-2.06%
META Put Nov25	(719,039)	-2.06%
NVDA Forward Jan26	717,910	2.05%
GOOGL Call Jan26	(704,409)	-2.01%
GOOGL Put Jan26	(704,282)	-2.01%
GOOGL Call Nov25	(670,044)	-1.92%
GOOGL Put Nov25	(670,044)	-1.92%
MSFT Forward Jan26	669,927	1.91%
AAPL Forward Mar26	642,219	1.84%
GOOGL Call Nov25	(628,858)	-1.80%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
GOOGL Put Nov25	$(628,847)	-1.80%
NVDA Put Feb26	(624,483)	-1.78%
NVDA Call Feb26	(624,384)	-1.78%
NVDA Call May26	(622,400)	-1.78%
NVDA Put May26	(622,259)	-1.78%
ORCL Put Dec25	(580,473)	-1.66%
ORCL Call Dec25	(580,472)	-1.66%
GOOGL Forward Nov25	561,523	1.60%
AAPL Call Feb26	(553,404)	-1.58%
AAPL Put Feb26	(553,404)	-1.58%
META Call Mar26	(550,238)	-1.57%
META Put Mar26	(550,236)	-1.57%
MSFT Put Feb26	(549,720)	-1.57%
MSFT Call Feb26	(549,714)	-1.57%
MSFT Put May26	(547,711)	-1.57%
MSFT Call May26	(547,710)	-1.57%
BRKB Call Dec25	(546,307)	-1.56%
AAPL Put May26	(544,383)	-1.56%
AAPL Call May26	(544,379)	-1.56%
LLY Put Dec25	(543,485)	-1.55%
LLY Call Dec25	(543,483)	-1.55%
GOOGL Call Mar26	(542,624)	-1.55%
GOOGL Put Mar26	(542,623)	-1.55%
GOOGL Forward Dec25	536,559	1.53%
GOOGL Forward Nov25	525,729	1.50%
JPM Put Dec25	(517,300)	-1.48%
JPM Call Dec25	(517,298)	-1.48%
AVGO Forward Dec25	510,278	1.46%
GOOGL Call Mar26	(506,213)	-1.45%
GOOGL Put Mar26	(506,212)	-1.45%
GOOGL Forward Dec25	505,465	1.44%
BRKB Put Dec25	(503,431)	-1.44%
NVDA Put Jun26	(502,254)	-1.44%
NVDA Call Jun26	(502,176)	-1.44%
TSLA Put Mar26	(493,536)	-1.41%
TSLA Call Mar26	(493,528)	-1.41%
TSLA Forward Nov25	470,517	1.34%
GOOGL Forward Jan26	466,632	1.33%
AVGO Put Mar26	(458,761)	-1.31%
AVGO Call Mar26	(458,760)	-1.31%
AVGO Call Nov25	(457,340)	-1.31%
AVGO Put Nov25	(457,340)	-1.31%
MSFT Call Jun26	(443,366)	-1.27%
MSFT Put Jun26	(443,365)	-1.27%
AAPL Call Jun26	(439,549)	-1.26%
AAPL Put Jun26	(439,549)	-1.26%
GOOGL Forward Jan26	438,411	1.25%
JPM Call Jan26	(428,313)	-1.22%
JPM Put Jan26	(428,312)	-1.22%
AVGO Call Feb26	(417,541)	-1.19%
AVGO Put Feb26	(417,507)	-1.19%
SPX Forward Jun26	(396,971)	-1.13%
LLY Put Jan26	(393,541)	-1.12%
LLY Call Jan26	(393,470)	-1.12%
ORCL Put Jan26	(393,027)	-1.12%

THE ADVISORS’ INNER CIRCLE FUND III

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ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	ORCL Call Jan26	$(393,024)	-1.12%
	BRKB Call Jan26	(388,143)	-1.11%
	JNJ Put Jan26	(386,866)	-1.11%
	JNJ Call Jan26	(386,865)	-1.11%
	BRKB Put Jan26	(375,472)	-1.07%
	MA Put Jan26	(373,919)	-1.07%
	MA Call Jan26	(373,869)	-1.07%
	JPM Call Nov25	(371,697)	-1.06%
	JPM Put Nov25	(371,696)	-1.06%
	COST Put Jan26	(371,573)	-1.06%
	COST Call Jan26	(371,571)	-1.06%
	PG Put Jan26	(362,235)	-1.04%
	PG Call Jan26	(362,213)	-1.04%

**GSXAF22F Index: A basket of Tail Reversion and Carry strategies across Commodity, Equity, FX, and Rates exposures.

	Top Underlying Components	Notional	Percentage of Notional
Future	Jpn 10Y Bond(OSE) December 25	$(22,588,451)	-64.19%
	Euro-BTP Futures December 25	13,339,736	37.91%
	Euro-OAT Futures December 25	11,120,587	31.60%
	US 10Yr Note (CBT)December 25	(10,919,081)	-31.03%
	Euro-Bund Futures December 25	9,159,309	26.03%
	Euro-BOBL Futures December 25	8,645,113	24.57%
	US 5Yr Note (CBT) December 25	(7,165,673)	-20.36%
	Long Gilt Futures December 25	(6,824,137)	-19.39%
	Euro-Schatz Futures December 25	5,759,626	16.37%
	US 2Yr Note (CBT) December 25	(5,734,801)	-16.30%
	FTSE 100 Index Futures December 25	2,025,506	5.76%
	Nasdaq 100 E-Mini December 25	(2,012,542)	-5.72%
	Swiss Market Index Futures December 25	1,809,589	5.14%
	S&P 500 E-Mini Futures December 25	(1,788,371)	-5.08%
	Cotton No.2 Futures December 25	(1,763,737)	-5.01%
	CAN 10 Year Bond Futures December 25	(1,753,595)	-4.98%
	FTSE/MIB Index Futures December 25	1,564,746	4.45%
	Wheat Futures (CBT) December 25	(1,548,973)	-4.40%
	SET50 Futures December 25	(1,495,001)	-4.25%
	US Long Bond(CBT) December 25	(1,482,253)	-4.21%
	LME Nickel Futures December 25	(1,414,707)	-4.02%
	MSCI EmgMkt December 25	(1,383,662)	-3.93%
	IBEX 35 Index Futures October 25	1,350,843	3.84%
	Soybean Oil Futures December 25	(1,294,961)	-3.68%
	Soybean Meal Futures December 25	(1,199,734)	-3.41%
	E-Mini Russel 2000 December 25	(1,146,804)	-3.26%
	Amsterdam Index Futures October 25	1,121,002	3.19%
	LME Zinc Futures December 25	1,028,614	2.92%
	Natural Gas Futures December 25	(1,014,440)	-2.88%
	Soybean Futures January 26	(995,152)	-2.83%
	Low SU Gasoil G December 25	938,742	2.67%
	KC HRW Wheat Futures December 25	(938,246)	-2.67%
	CAC40 10 Euro Futures October 25	895,248	2.54%
	LME PRI Alum Futures December 25	881,223	2.50%
	TOPIX Index Futures December 25	(877,526)	-2.49%
	Gasoline RBOB Futures December 25	782,085	2.22%
	Silver Futures December 25	762,968	2.17%
	OMXS30 Index Futures October 25	(720,142)	-2.05%

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SEPTEMBER 30, 2025

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Brent Crude Futures January 26	$691,034	1.96%
	FTSE/JSE Top 40 December 25	679,717	1.93%
	Coffee 'C' Futures December 25	674,018	1.92%
	WTI Crude Futures December 25	488,789	1.39%
	DAX Index Futures December 25	(484,976)	-1.38%
	AUST 10Y Bond Futures December 25	452,965	1.29%
	Euro STOXX 50 December 25	448,904	1.28%
	Sugar #11 (World) March 26	(411,318)	-1.17%
Currency	US Dollar Spot	(3,172,033)	-9.01%
	British Pound Spot	2,025,506	5.76%
	Swiss Franc Spot	1,809,589	5.14%
	Japanese Yen Spot	(877,526)	-2.49%
	Euro Spot	448,904	1.28%
FX Contract	INR USD Forward Contract October 23 '25	567,523	1.61%
	INR USD Forward Contract October 3 '25	378,373	1.08%
	BRL USD Forward Contract October 14 '25	359,389	1.02%

**GSXUAMER Index: A basket of stocks representing US companies with high domestic sales.
	Top Underlying Components	Notional	Percentage of Notional
Equity	Medpace Holdings Inc	$(681,966)	2.43%
	Cleveland-Cliffs Inc	(561,750)	2.00%
	Ionis Pharmaceuticals Inc	(556,366)	1.98%
	DR Horton Inc	(551,355)	1.96%
	Marathon Petroleum Corp	(541,673)	1.93%
	Toll Brothers Inc	(532,027)	1.89%
	PulteGroup Inc	(528,273)	1.88%
	Neurocrine Biosciences Inc	(516,235)	1.84%
	Doximity Inc	(500,627)	1.78%
	Dt Midstream Inc	(484,295)	1.72%
	Altria Group Inc	(481,371)	1.71%
	Wingstop Inc	(480,209)	1.71%
	Royalty Pharma PLC	(470,436)	1.67%
	Packaging Corp Of America	(459,646)	1.64%
	NVR Inc	(458,597)	1.63%
	Boyd Gaming Corp	(432,107)	1.54%
	Caesars Entertainment Inc	(412,072)	1.47%
	Republic Services Inc	(406,041)	1.44%
	Reliance Steel & Aluminum Co	(401,489)	1.43%
	Builders FirstSource Inc	(395,464)	1.41%
	Devon Energy Corp	(393,842)	1.40%
	Synchrony Financial	(390,472)	1.39%
	Darden Restaurants Inc	(385,975)	1.37%
	Science Applications International Corp	(381,359)	1.36%
	Diamondback Energy Inc	(369,494)	1.31%
	Charles Schwab Corp	(361,202)	1.29%
	Trex Co Inc	(356,009)	1.27%
	Coterra Energy Inc	(344,798)	1.23%
	Cboe Global Markets Inc	(341,290)	1.21%
	Scotts Miracle-Gro Co	(340,844)	1.21%
	The Campbell's Company	(339,643)	1.21%
	Loews Corp	(336,433)	1.20%
	Globe Life Inc	(332,243)	1.18%
	Hartford Financial Services Group Inc	(329,920)	1.17%
	Chipotle Mexican Grill Inc	(329,351)	1.17%

THE ADVISORS’ INNER CIRCLE FUND III

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ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Lincoln National Corp	$(327,093)	1.16%
	Voya Financial Inc	(323,863)	1.15%
	Ally Financial Inc	(323,256)	1.15%
	Ares Management Corp	(316,371)	1.13%
	Markel Group Inc	(311,701)	1.11%
	SiteOne Landscape Supply Inc	(305,265)	1.09%
	ONEOK Inc	(303,445)	1.08%
	Performance Food Group Co	(303,137)	1.08%
	Knight-Swift Transportation Holdings Inc	(302,831)	1.08%
	JB Hunt Transport Services Inc	(302,676)	1.08%
	OneMain Holdings Inc	(301,849)	1.07%
	Casey's General Stores Inc	(301,158)	1.07%
	LPL Financial Holdings Inc	(298,400)	1.06%
	Tenet Healthcare Corp	(296,347)	1.05%
	Ameriprise Financial Inc	(295,080)	1.05%
	Cava Group Inc	(293,412)	1.04%
	Churchill Downs Inc	(292,146)	1.04%
	Texas Pacific Land Corp	(289,287)	1.03%
	Old Dominion Freight Line Inc	(285,064)	1.01%
	Fidelity National Financial	(283,278)	1.01%

**GSXUINTL Index: A basket of stocks representing US companies with high international sales.
	Top Underlying Components	Notional	Percentage of Notional
Equity	Newmont Corp	$936,871	3.27%
	Wynn Resorts Ltd	786,982	2.75%
	Royal Caribbean Cruises Ltd	775,011	2.71%
	Coupang Inc	719,112	2.51%
	Allegion Plc	716,338	2.50%
	Carlyle Group Inc	715,914	2.50%
	Estee Lauder Cos Inc	704,282	2.46%
	BorgWarner Inc	691,953	2.42%
	TechnipFMC PLC	674,940	2.36%
	APA Corp	605,972	2.12%
	Garmin Ltd	597,990	2.09%
	Baker Hughes Co	582,835	2.04%
	Viatris Inc	581,851	2.03%
	Agilent Technologies Inc	563,711	1.97%
	ITT Inc	562,419	1.97%
	Philip Morris International Inc	553,439	1.93%
	Renaissancere Holdings Ltd	547,434	1.91%
	Mastercard Inc	545,466	1.91%
	Mettler-Toledo International Inc	542,626	1.90%
	Expeditors International of Washington Inc	541,705	1.89%
	DuPont de Nemours Inc	536,309	1.87%
	Aflac Inc	532,609	1.86%
	Cheniere Energy Inc	532,326	1.86%
	MSCI Inc	524,772	1.83%
	Visa Inc	522,361	1.83%
	McDonald's Corp	510,369	1.78%
	Coca-Cola Co	498,776	1.74%
	Mondelez International Inc	495,958	1.73%
	GE Healthcare Technology	488,253	1.71%
	Avery Dennison Corp	479,913	1.68%
	Aon PLC	473,323	1.65%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

	Top Underlying Components	Notional	Percentage of Notional
	Otis Worldwide Corp	$468,858	1.64%
	PVH Corp	463,118	1.62%
	Colgate-Palmolive Co	457,422	1.60%
	Ingredion Inc	457,409	1.60%
	Gates Industrial Corp Plc	443,461	1.55%
	Royal Gold Inc	441,846	1.54%
	Reinsurance Group of America Inc	431,126	1.51%
	GXO Logistics Inc	430,028	1.50%
	Waters Corp	429,286	1.50%
	Schlumberger NV	426,673	1.49%
	FMC Corp	420,060	1.47%
	Nordson Corp	418,512	1.46%
	International Flavors & Fragrances Inc	417,298	1.46%
	Crocs Inc	401,772	1.40%
	BioMarin Pharmaceutical Inc	399,005	1.39%
	Bruker Corp	386,373	1.35%
	Element Solutions Inc	381,677	1.33%
	Lazard Ltd	344,730	1.20%
	Gentex Corp	324,887	1.14%

**MQIS311 Index: An intra-day equity trading strategy that adjusts its exposure based on changes in the level of realized market volatility.

	Top Underlying Components	Notional	Percentage of Notional
Index	Macquarie QIS Index 311	$119,846,636	100.00%

**MSQSPB12 Index: This is a long volatility hedge, whereby the underlying the option is a basket of risk-recycled single stocks.
	Top Underlying Components	Notional	Percentage of Notional
Currency	United States Dollar	$83,199,684	95.60%
Future	S&P500 EMINI FUTURES December 25	2,901,625	3.33%
	CBOE VIX FUTURES October 25	(2,804,321)	-3.22%
	CBOE VIX FUTURES November 25	1,089,068	1.25%
	CBOE VIX FUTURES January 26	890,267	1.02%
	CBOE VIX FUTURES December 25	758,842	0.87%
	September 26 Puts on SPX	37,061	0.04%
Option	October 25 Calls on SPX	220,024	0.25%
	August 26 Puts on SPX	111,229	0.13%
	July 26 Puts on SPX	78,471	0.09%
	May 26 Puts on SPX	78,446	0.09%
	November 25 Calls on SPX	77,760	0.09%
	April 26 Puts on SPX	69,357	0.08%
	November 25 Puts on SPX	67,967	0.08%
	March 26 Puts on SPX	65,198	0.07%
	June 26 Puts on SPX	64,321	0.07%
	February 26 Puts on SPX	42,068	0.05%
	October 25 Puts on SPX	41,334	0.05%
	December 25 Puts on SPX	19,263	0.02%
	January 26 Puts on SPX	17,635	0.02%

**NMIVRU3X Index: The index sells ATMF 3m10y swaptions on a daily basis, delta-hedged with IRS until expiry.

	Top Underlying Components	Notional	Percentage of Notional
Index	Nomura Interest Rate Volatility Risk Premium USD 3M10Y Index	$745,046	100.00%

THE ADVISORS’ INNER CIRCLE FUND III

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ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

**NMSY2RNU Index: Currency selection strategy using mean reversion signals.

	Top Underlying Components	Notional	Percentage of Notional
Currency	New Zealand Dollar Spot	$10,136,087	13.46%
	Australian Dollar Spot	(8,718,519)	-11.58%
	Canadian Dollar Spot	5,000,845	6.64%
	Norwegian Krone Spot	(3,008,293)	-3.99%
	Euro Spot	(2,028,683)	-2.69%
	British Pound Spot	1,661,120	2.21%
	Swiss Franc Spot	(1,548,784)	-2.06%
	Swedish Krona Spot	(1,526,778)	-2.03%
	Japanese Yen Spot	851,246	1.13%

**SGMDSBVH Index: This strategy seeks to monetize mispricing of downside risk by selling short-term S&P 500 puts while utilizing exposure to VIX futures to provide convex down-side protection.

	Top Underlying Components	Notional	Percentage of Notional
Index	SGI VSTEP Threshold Index	$74,285,266	100.00%

**UBCSGGV3 Index: An equal risk weighted combination of the UBS filtered Value strategy, which applies a Quality and Momentum filter when identifying value stocks, and their Fundamental Growth strategy, which aims to identify companies with sustainable growth.

	Top Underlying Components	Notional	Percentage of Notional
Currency	US Dollar Spot	$32,504,228	58.65%
Equity	Newmont Corp	611,461	1.10%
	Exelixis Inc	582,510	1.05%
	Evergy Inc	574,296	1.04%
	Welltower Inc	569,879	1.03%
	FirstEnergy Corp	565,488	1.02%
	Sempra Energy	(564,483)	-1.02%
	CF Industries Holdings Inc	557,414	1.01%
	Exelon Corp	554,728	1.00%
	Arthur J Gallagher & Co	(551,961)	-1.00%
	Suncor Energy Inc	549,136	0.99%
	F5 Inc	549,058	0.99%
	Canadian Natural Resources Ltd	548,923	0.99%
	Phillips 66	(548,170)	-0.99%
	DTE Energy Co	547,125	0.99%
	Aeon Co Ltd	(537,598)	-0.97%
	Novartis AG	535,079	0.97%
	Commonwealth Bank of Australia	(534,239)	-0.96%
	National Australia Bank Ltd	(523,808)	-0.95%
	American Water Works Co Inc	(522,131)	-0.94%
	Nippon Yusen KK	516,330	0.93%
	Weyerhaeuser Co	(515,863)	-0.93%
	Bristol-Myers Squibb Co	514,603	0.93%
	McCormick & Co Inc	(511,867)	-0.92%
	T-Mobile US Inc	511,397	0.92%
	TransUnion	(510,202)	-0.92%
	Honda Motor Co Ltd	(509,837)	-0.92%
	Barrick Mining Corp	508,888	0.92%
	Daiichi Sankyo Co Ltd	(508,674)	-0.92%
	Dow Inc	(501,180)	-0.90%
	London Stock Exchange Group PLC	(498,275)	-0.90%
	SBI Holdings Inc	494,095	0.89%
	BHP Group Ltd	487,455	0.88%
	Snap-on Inc	484,786	0.87%

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY

ALTERNATIVES FUND

SEPTEMBER 30, 2025

(Unaudited)

Top Underlying Components	Notional	Percentage of Notional
Toronto-Dominion Bank/The	$478,821	0.86%
Holcim Ltd	476,165	0.86%
Carrier Global Corp	(475,623)	-0.86%
Caterpillar Inc	473,596	0.85%
Masco Corp	472,856	0.85%
A O Smith Corp	466,205	0.84%
KeyCorp	(464,705)	-0.84%
Omega Healthcare Investors Inc	461,032	0.83%
Canon Inc	460,285	0.83%
NEC Corp	459,112	0.83%
Bridgestone Corp	447,673	0.81%
Panasonic Holdings Corp	447,216	0.81%
Jefferies Financial Group Inc	(447,000)	-0.81%
Rio Tinto PLC	443,815	0.80%
Glencore PLC	(442,993)	-0.80%
Altria Group Inc	442,513	0.80%

Amounts designated as “—“ are either $0 or have been rounded to $0.

As of September 30, 2025, the open Reverse Repurchase Agreements held by the Fund are listed below:

Principal Amount (000)	Counterparty	Rate	Maturity	Value (000)
$(1,606)	Bank of America	4.47%	01/26/2026	$(1,606)
(6,425)	Bank of America	4.50%	01/26/2026	(6,425)
(1,846)	Bank of America	4.55%	01/15/2026	(1,846)
(2,013)	JPMorgan Chase	4.57%	01/08/2026	(2,013)
(3,972)	Bank of America	4.64%	01/15/2026	(3,972)
(4,000)	Bank of America	4.64%	01/15/2026	(4,000)
(8,051)	JPMorgan Chase	4.74%	11/19/2025	(8,051)
(4,005)	JPMorgan Chase	4.88%	11/12/2025	(4,005)
(2,400)	Bank of America	4.88%	10/14/2025	(2,400)
(3,354)	Bank of America	4.88%	10/14/2025	(3,354)
(3,972)	Bank of America	4.88%	10/14/2025	(3,972)
(5,772)	Bank of America	4.88%	10/14/2025	(5,772)
(8,013)	Bank of America	4.88%	10/14/2025	(8,013)
(1,995)	JPMorgan Chase	4.89%	10/01/2025	(1,995)
(3,990)	Citigroup	4.90%	10/10/2025	(3,990)
(6,131)	Bank of America	4.91%	01/26/2026	(6,131)
(3,361)	JPMorgan Chase	4.92%	10/10/2025	(3,361)
(3,496)	JPMorgan Chase	4.92%	10/10/2025	(3,496)
(4,801)	JPMorgan Chase	5.88%	11/12/2025	(4,801)
				$(79,203)

For the period ended September 30, 2025, the daily average borrowing and interest rate under the reverse repurchase agreements were $81,805 (000) and 4.83%, respectively.

See “Glossary” for abbreviations.

THE ADVISORS’ INNER CIRCLE FUND III

FS MULTI-STRATEGY ALTERNATIVES FUND

SEPTEMBER 30, 2025 (Unaudited)

(Unaudited)

Glossary
Currency Abbreviations
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Yuan Offshore
COP — Colombian Peso
EUR — Euro
GBP — British Pound Sterling
HKD — Hong Kong Dollar
IDR — Indonesian Rupiah
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Sol
PHP — Philippines Peso
SEK — Swedish Krona
USD — U.S. Dollar

Portfolio Abbreviations
ADR — American Depositary Receipt
Cl — Class
CLO — Collateralized Loan Obligation
ETF — Exchange-Traded Fund
EUR003M — 3 Months EURIBOR rate
EURIBOR — Euro London Interbank Offered Rate
G10 — Group of Ten
H15T5Y — 5 Year US Treasury Yield Curve Constant Maturity Rate
HIBOR — Hong Kong Interbank Offered Rate
IO — Interest Only
OTC — Over the Counter
PIK — Payment-in-Kind
PPP — Purchasing Power Parity
Ser — Series
SOFR — Secured Overnight Financing Rate
SOFR30A — Secured Overnight Financing Rate 30-Day Average
SONIA — Sterling Overnight Index Average
SONIA/N — Sterling Overnight Index Average index with a lookback period of 'N' days
SPDR — Standard & Poor's Depository Receipt
TBA — To Be Announced
TSFR1M — 1 Month CME Term Secured Overnight Financing Rate
TSFR3M — 3 Month CME Term Secured Overnight Financing Rate

CHI-QH-002-0700